UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237
                                   ----------------------------------

                              Unified Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              431 North Pennsylvania St.Indianapolis, IN 46204-1806
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   -------------------

Date of fiscal year end:   10/31
                        ------------

Date of reporting period:  04/30/05
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

              =====================================================
                                BECKER SMALL CAP
                                VALUE EQUITY FUND
              =====================================================


              =====================================================
                                  BECKER VALUE
                                   EQUITY FUND
              =====================================================








                              SEMI - ANNUAL REPORT
                                   (UNAUDITED)

                                 APRIL 30, 2005






                                  FUND ADVISOR:

                         BECKER CAPITAL MANAGEMENT, INC.
                              1211 SW FIFTH AVENUE
                                   SUITE 2185
                               PORTLAND, OR 97204

                            TOLL FREE: (800) 551-3998

FUND HOLDINGS - (UNAUDITED)
-------------

  BECKER SMALL CAP VALUE EQUITY FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                [CHART OMITTED]

        U.S. Common & Preferred Stock                83.08%
        Real Estate Investment Trust                  6.63%
        Short-Term Investments                        3.46%
        Assets in excess of Liabilities               6.83%

1    As a percent of net assets.

The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The Fund will generally select stocks of companies with a market capitalization that does not exceed $2.0 billion.

       BECKER VALUE EQUITY FUND PORTFOLIO ANALYSIS AS OF APRIL 20, 2005 1

                                [OBJECT OMITTED]

        U.S. Common & Preferred Stock                90.35%
        Other Companies 2                             4.03%
        Short-Term Investments                        7.28%
        Liabilities in excess of assets              (1.66)%

1    As a percent of net assets.
2    American Depository Receipts.

The  Fund  invests   primarily  in  common  and  preferred  stock  of  large  or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q are available at the SEC's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference
-----------
Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of a Fund, you incur two types of costs: (1) transaction  costs
(such  as  short-term  redemption  fees);  and  (2)  ongoing  costs,   including
management fee; and other Fund expenses. This

Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BECKER SMALL CAP VALUE FUND

--------------------------------- -------------------- ---------------------- -----------------------------------
                                   BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING PERIOD*
                                         VALUE                 VALUE              JANUARY 4 - APRIL 30, 2005
                                    JANUARY 4, 2005       APRIL 30, 2005
                                   (COMMENCEMENT OF
                                      OPERATIONS)

--------------------------------- -------------------- ---------------------- -----------------------------------
Actual                                 $1,000.00                 $902.00                    $3.61

--------------------------------- -------------------- ---------------------- -----------------------------------
Hypothetical                           $1,000.00             $1,020.99                      $3.84
(5% return before expenses)
--------------------------------- -------------------- ---------------------- -----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 117/365 (to reflect the partial year period).

BECKER VALUE EQUITY FUND

---------------------------------- ------------------- ---------------------- -----------------------------------
                                   BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING PERIOD*
                                         VALUE                 VALUE             NOVEMBER 1 - APRIL 30, 2005
                                    NOVEMBER 1, 2004      APRIL 30, 2005

---------------------------------- ------------------- ---------------------- -----------------------------------
Actual                                 $1,000.00             $1,078.90                      $5.20

---------------------------------- ------------------- ---------------------- -----------------------------------
Hypothetical                           $1,000.00             $1,019.79                      $5.05
(5% return before expenses)
---------------------------------- ------------------- ---------------------- -----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 83.08%                                                            SHARES                    VALUE
                                                                               -------------           -----------------

COMPUTER STORAGE DEVICES - 1.82%
Dot Hill Systems Corp. (a)                                                            5,800             $        27,376
                                                                                                       -----------------

CRUDE PETROLEUM & NATURAL GAS - 3.91%
Comstock Resources, Inc. (a)                                                          1,100                      27,830
Forest Oil Corporation (a)                                                              800                      30,824
                                                                                                       -----------------
                                                                                                                 58,654
                                                                                                       -----------------

DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT - 1.59%
Dryships, Inc. (a)                                                                    1,500                      23,805
                                                                                                       -----------------

ELECTRIC SERVICES - 3.71%
Aquila, Inc. (a)                                                                      9,100                      31,304
IDACORP, Inc.                                                                           900                      24,282
                                                                                                       -----------------
                                                                                                                 55,586
                                                                                                       -----------------

ELECTRICAL INDUSTRIAL APPARATUS - 1.57%
GrafTech International Ltd. (a)                                                       6,200                      23,622
                                                                                                       -----------------

ELECTRONIC COMPUTERS - 0.82%
Omnicell, Inc. (a)                                                                    2,000                      12,300
                                                                                                       -----------------

FIRE, MARINE & CASUALTY INSURANCE - 4.18%
Affirmative Insurance Holdings, Inc.                                                  2,000                      30,260
Tower Group, Inc.                                                                     2,700                      32,373
                                                                                                       -----------------
                                                                                                                 62,633
                                                                                                       -----------------

FOOTWEAR - 1.44%
Brown Shoe Company, Inc.                                                                700                      21,630
                                                                                                       -----------------

HOUSEHOLD FURNITURE - 1.81%
Furniture Brands International, Inc.                                                  1,400                      27,132
                                                                                                       -----------------

INDUSTRIAL ORGANIC CHEMICALS - 0.87%
Minerals Technologies, Inc.                                                             200                      13,064
                                                                                                       -----------------

LIFE INSURANCE - 4.38%
American Equity Investment Life Holding Company                                       3,100                      37,014
KMG America Corporation  (a)                                                          3,100                      28,644
                                                                                                       -----------------
                                                                                                                 65,658
                                                                                                       -----------------

See accomppanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 83.08% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS - 1.58%
American Italian Pasta Co. - Class A                                                  1,000             $        23,660
                                                                                                       -----------------

MISCELLANEOUS PLASTICS PRODUCTS - 1.69%
Spartech Corp.                                                                        1,300                      25,311
                                                                                                       -----------------

MOTOR VEHICLES PARTS & ACCESSORIES - 0.63%
Visteon Corporation                                                                   2,700                       9,450
                                                                                                       -----------------

NATIONAL COMMERCIAL BANKS - 1.79%
Nara Bancorp, Inc.                                                                    2,000                      26,880
                                                                                                       -----------------

NATURAL GAS DISTRIBUTION - 1.92%
Southern Union Company (a)                                                            1,200                      28,728
                                                                                                       -----------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.80%
Newpark Resources, Inc. (a)                                                           4,500                      27,045
                                                                                                       -----------------

OIL & GAS FIELD SERVICES - 1.48%
Grant Prideco, Inc. (a)                                                               1,000                      22,180
                                                                                                       -----------------

PAPERBOARD CONTAINERS & BOXES - 0.86%
Longview Fibre Company                                                                  700                      12,936
                                                                                                       -----------------

PATENT OWNERS & LESSORS - 1.83%
Marvel Enterprises, Inc. (a)                                                          1,400                      27,440
                                                                                                       -----------------

PHARMACEUTICAL PREPARATIONS - 2.66%
Par Pharmaceutical Cos. Inc. (a)                                                        900                      27,027
Santarus, Inc. (a)                                                                    3,000                      12,840
                                                                                                       -----------------
                                                                                                                 39,867
                                                                                                       -----------------

REAL ESTATE INVESTMENT TRUSTS - 1.84%
ECC Capital Corp.                                                                     5,300                      27,560
                                                                                                       -----------------

RETAIL - VARIETY STORES - 3.62%
Big Lots, Inc. (a)                                                                    2,500                      25,450
Fred's Inc. - Class A                                                                 2,000                      28,880
                                                                                                       -----------------
                                                                                                                 54,330
                                                                                                       -----------------

SAVINGS INSTITUTIONS, FEDERALLY CHARTERED - 4.04%
IndyMac Bancorp, Inc.                                                                   800                      30,784
Ocwen Financial Corporation (a)                                                       4,100                      29,848
                                                                                                       -----------------
                                                                                                                 60,632
                                                                                                       -----------------

SEMICONDUCTORS & RELATED DEVICES - 1.12%
Lattice Semiconductor Corporation (a)                                                 3,700                      16,872
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 83.08% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 3.84%
Mentor Graphics Corporation (a)                                                       3,000             $        26,820
Sykes Enterprises, Inc. (a)                                                           4,400                      30,800
                                                                                                       -----------------
                                                                                                                 57,620
                                                                                                       -----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.61%
MedQuist, Inc. (a)                                                                      700                       9,100
                                                                                                       -----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 0.91%
EPIQ Systems, Inc. (a)                                                                  900                      13,653
                                                                                                       -----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.35%
United Rentals, Inc. (a)                                                              1,100                      20,229
                                                                                                       -----------------

SERVICES - HELP SUPPLY SERVICES - 1.42%
Spherion Corporation (a)                                                              3,800                      21,318
                                                                                                       -----------------

SERVICES - HOSPITALS - 1.20%
RehabCare Group, Inc. (a)                                                               600                      18,012
                                                                                                       -----------------

SERVICES - PREPACKAGED SOFTWARE - 1.55%
Stellent, Inc. (a)                                                                    3,300                      23,265
                                                                                                       -----------------

SPECIAL INDUSTRY MACHINERY - 1.91%
Ultratech, Inc. (a)                                                                   1,800                      28,656
                                                                                                       -----------------

STATE COMMERCIAL BANKS - 1.79%
Sterling Bancshares, Inc.                                                             2,000                      26,860
                                                                                                       -----------------

STEEL PIPE & TUBE - 0.75%
Allegheny Technologies, Inc.                                                            500                      11,200
                                                                                                       -----------------

TELEPHONE COMMUNICATIONS - 2.06%
IDT Corporation (a)                                                                   2,300                      30,958
                                                                                                       -----------------

TELEPHONE & TELEGRAPH APPARATUS - 9.62%
ADC Telecommunications, Inc. (a)                                                     14,200                      32,234
Adtran, Inc.                                                                          1,800                      37,314
Intervoice, Inc. (a)                                                                  3,400                      36,465
Westell Technologies, Inc. (a)                                                        7,400                      38,332
                                                                                                       -----------------
                                                                                                                144,345
                                                                                                       -----------------
TITLE INSURANCE - 1.91%
First American Corp.                                                                    800                      28,640
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 83.08% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

WHOLESALE - MOTOR VEHICLES & MOTOR VEHICLE PARTS & SUPPLIES - 1.21%
LKQ Corporation (a)                                                                     900             $        18,126
                                                                                                       -----------------

TOTAL COMMON STOCKS (COST $1,366,396)                                                                         1,246,333
                                                                                                       -----------------

REAL ESTATE INVESTMENT TRUSTS - 6.63%
Healthcare Realty Trust, Inc.                                                           600                      23,166
Maguire Properties, Inc.                                                              1,300                      33,150
NorthStar Realty Finance Corp.                                                        2,700                      28,188
Redwood Trust, Inc.                                                                     300                      15,036
                                                                                                       -----------------
                                                                                                                 99,540
                                                                                                       -----------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $103,515)                                                              99,540
                                                                                                       -----------------

MONEY MARKET SECURITIES - 3.46%
Huntington Money Market Fund - Investment Shares, 1.72% (b)                          51,839                      51,839
                                                                                                       -----------------

TOTAL MONEY MARKET SECURITIES (COST $51,839)                                                                     51,839
                                                                                                       -----------------

TOTAL INVESTMENTS (COST $1,521,750) - 93.17%                                                            $     1,397,712
                                                                                                       -----------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.83%                                                                   102,409
                                                                                                       -----------------

TOTAL NET ASSETS - 100.00%                                                                              $     1,500,121
                                                                                                       =================

(a)  Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2005.



See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.38%                                                            SHARES                    VALUE
                                                                               -------------           -----------------

ACCIDENT & HEALTH INSURANCE - 1.34%
Conseco, Inc. (a)                                                                    20,000             $       384,800
                                                                                                       -----------------

BEVERAGES - 2.34%
The Coca-Cola Co.                                                                    15,500                     673,320
                                                                                                       -----------------

CABLE & OTHER PAY TELEVISION SERVICES - 2.23%
Comcast Corp - Class A (a)                                                           20,000                     642,200
                                                                                                       -----------------

COMPUTER & OFFICE EQUIPMENT - 2.28%
Hewlett-Packard Co.                                                                  32,000                     655,040
                                                                                                       -----------------

COMPUTER PERIPHERAL  EQUIPMENT - 1.39%
Symbol Technologies, Inc.                                                            30,000                     401,100
                                                                                                       -----------------

CRUDE PETROLEUM & NATURAL GAS - 0.81%
Unocal Corp.                                                                          4,300                     234,565
                                                                                                       -----------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.27%
Snap-On, Inc.                                                                        11,000                     364,870
                                                                                                       -----------------

DRILLING OIL & GAS WELLS - 3.12%
Diamond Offshore Drilling                                                            12,000                     529,320
Globalsantafe Corp.                                                                  11,000                     369,600
                                                                                                       -----------------
                                                                                                                898,920
                                                                                                       -----------------

FATS & OILS - 0.79%
Bunge Limited                                                                         4,000                     227,200
                                                                                                       -----------------

FINANCE LESSORS - 1.68%
CIT Group                                                                            12,000                     483,360
                                                                                                       -----------------

FIRE, MARINE & CASUALTY INSURANCE - 1.91%
CNA Financial Corp. (a)                                                              20,000                     549,000
                                                                                                       -----------------

FOOD & KINDRED PRODUCTS - 2.01%
Unilever N.V. - NY shares                                                             9,000                     579,870
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.38% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

GRAIN MILL PRODUCTS - 2.06%
General Mills, Inc.                                                                  12,000             $       592,800
                                                                                                       -----------------

HOSPITAL & MEDICAL SERVICE PLANS - 0.96%
Cigna Corp.                                                                           3,000                     275,940
                                                                                                       -----------------

HOUSEHOLD FURNITURE - 1.00%
Furniture Brands International, Inc.                                                 14,800                     286,824
                                                                                                       -----------------

INDUSTRIAL ORGANIC CHEMICALS - 2.02%
Lubrizol Corp.                                                                       15,000                     581,550
                                                                                                       -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.89%
Hartford Financial Services Group                                                     7,500                     542,775
                                                                                                       -----------------

INVESTMENT ADVICE - 2.08%
Federated Investors, Inc - Class B                                                   21,000                     597,450
                                                                                                       -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.21%
Applera Corp.                                                                        30,000                     636,000
                                                                                                       -----------------

LIFE INSURANCE - 1.55%
HCA, Inc.                                                                             8,000                     446,720
                                                                                                       -----------------

MEAT PACKAGING PLANTS - 0.34%
Hormel Foods Corp.                                                                    3,100                      96,534
                                                                                                       -----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 0.88%
Countrywide Financial Corp.                                                           7,000                     253,330
                                                                                                       -----------------

MOTOR VEHICLES PARTS & ACCESSORIES - 1.39%
Dana Corp.                                                                           35,000                     399,700
                                                                                                       -----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 2.01%
Honda Motor Co., Ltd. (b)                                                            24,000                     578,400
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.38% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

NATIONAL COMMERCIAL BANKS - 2.28%
Keycorp                                                                               8,000             $       265,280
TCF Financial Corp.                                                                  10,500                     265,545
US Bancorp                                                                            4,500                     125,550
                                                                                                       -----------------
                                                                                                                656,375
                                                                                                       -----------------

OFFICE MACHINES - 1.40%
Pitney Bowes, Inc.                                                                    9,000                     402,480
                                                                                                       -----------------

OIL & GAS FIELD SERVICES - 1.04%
Grant Prideco, Inc. (a)                                                              13,500                     299,430
                                                                                                       -----------------

PAINTS, VARNISHES, LACQUERS, ENAMELS & ALLIED PRODUCTS - 1.99%
PPG Industries, Inc.                                                                  8,500                     574,175
                                                                                                       -----------------

PAPER MILLS - 1.92%
Bowater, Inc.                                                                        17,000                     552,330
                                                                                                       -----------------

PETROLEUM REFINING - 2.02%
Royal Dutch Petroleum Co. (b)                                                        10,000                     582,500
                                                                                                       -----------------

PHARMACEUTICAL PREPARATIONS - 7.12%
Abbott Laboratories                                                                  12,200                     599,752
Merck & Co., Inc.                                                                    19,500                     661,050
Pfizer, Inc.                                                                         29,000                     787,930
                                                                                                       -----------------
                                                                                                              2,048,732
                                                                                                       -----------------

RADIOTELEPHONE COMMUNICATIONS - 0.97%
Nextel Communication - Class A (a)                                                   10,000                     279,900
                                                                                                       -----------------

RAILROADS, LINE-HAUL OPERATING - 2.92%
Burlington Northern Sante Fe Corp.                                                    5,200                     250,900
Union Pacific Corp.                                                                   9,200                     588,156
                                                                                                       -----------------
                                                                                                                839,056
                                                                                                       -----------------

REFUSE SYSTEMS - 2.05%
Waste Management, Inc.                                                               20,700                     589,743
                                                                                                       -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.27%
Express Scripts, Inc. (a)                                                             7,300                     654,372
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.38% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

RETAIL - EATING PLACES - 2.98%
Outback Steakhouse, Inc.                                                              9,000             $       363,600
Wendy's International, Inc.                                                          11,500                     493,695
                                                                                                       -----------------
                                                                                                                857,295
                                                                                                       -----------------

RETAIL - GROCERY STORES - 1.53%
Kroger Co. (a)                                                                       28,000                     441,560
                                                                                                       -----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.13%
Borders Group, Inc.                                                                  13,500                     326,565
                                                                                                       -----------------

RETAIL - VARIETY STORES - 1.60%
Big Lots, Inc. (a)                                                                   32,000                     325,760
Costco Wholesale Corp.                                                                3,300                     133,914
                                                                                                       -----------------
                                                                                                                459,674
                                                                                                       -----------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 2.09%
Raytheon Company                                                                     16,000                     601,760
                                                                                                       -----------------

SEMICONDUCTORS & RELATED DEVICES - 3.26%
MEMC Electronic Materials, Inc. (a)                                                  51,000                     598,230
Micron Technology, Inc. (a)                                                          35,000                     339,850
                                                                                                       -----------------
                                                                                                                938,080
                                                                                                       -----------------

SERVICES - ADVERTISING AGENCIES - 1.61%
Interpublic Group of Companies, Inc. (a)                                             36,000                     462,960
                                                                                                       -----------------

SERVICES - BUSINESS SERVICES - 1.87%
Manpower, Inc.                                                                       14,000                     539,700
                                                                                                       -----------------

SERVICES - PREPACKAGED SOFTWARE - 4.40%
Microsoft Corp.                                                                      28,000                     708,400
Synopsys, Inc. (a)                                                                   34,000                     558,960
                                                                                                       -----------------
                                                                                                              1,267,360
                                                                                                       -----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.98%
Becton Dickinson & Co.                                                                9,600                     561,792
Boston Scientific Corp. (a)                                                          10,000                     295,800
                                                                                                       -----------------
                                                                                                                857,592
                                                                                                       -----------------

TELEPHONE COMMUNICATIONS - 1.07%
Centurytel, Inc.                                                                     10,000                     306,900
                                                                                                       -----------------

TELEPHONE & TELEGRAPH APPARATUS - 3.51%
ADC Telecommunications, Inc. (a)                                                    140,000                     317,800
Adtran, Inc.                                                                         18,500                     383,505
Tellabs, Inc. (a)                                                                    40,000                     310,400
                                                                                                       -----------------
                                                                                                              1,011,705
                                                                                                       -----------------


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.38% - CONTINUED                                                SHARES                    VALUE
                                                                               -------------           -----------------

TITLE INSURANCE - 0.81%
First American Corp.                                                                  6,500             $       232,700
                                                                                                       -----------------

TOTAL COMMON STOCKS (COST $25,519,880)                                                                       27,165,212
                                                                                                       -----------------

MONEY MARKET SECURITIES - 7.28%
Huntington Money Market Fund - Investment Shares, 1.72% (c)                       2,096,295                   2,096,295
                                                                                                       -----------------

TOTAL MONEY MARKET SECURITIES (COST $2,096,295)                                                               2,096,295
                                                                                                       -----------------

TOTAL INVESTMENTS (COST $27,616,175) - 101.66%                                                          $    29,261,507
                                                                                                       -----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.66)%                                                                (478,518)
                                                                                                       -----------------

TOTAL NET ASSETS - 100.00%                                                                              $    28,782,989
                                                                                                       =================

(a)  Non-income producing.
(b)  American Depositary Receipt.
(c) Variable rate security; the yield shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

                                                                         BECKER SMALL CAP         BECKER VALUE
                                                                        VALUE EQUITY FUND         EQUITY FUND
                                                                       ---------------------   -------------------
ASSETS
Investment in securities:
   At cost                                                              $         1,521,750     $      27,616,175
                                                                       =====================   ===================
   At value                                                             $         1,397,712     $      29,261,507

Receivable for Fund shares sold                                                     100,000                18,942
Receivable due from Advisor                                                          32,406                 8,530
Prepaid expenses                                                                        199                 8,631
Receivable for investments sold                                                      10,013                     -
Dividends receivable                                                                  1,296                21,979
Interest receivable                                                                      63                 3,010
                                                                       ---------------------   -------------------
     TOTAL ASSETS                                                                 1,541,689            29,322,599
                                                                       ---------------------   -------------------

LIABILITIES
Payable for investments purchased                                                    27,095               519,987
Payable for Fund shares redeemed                                                          -                    55
Accrued expenses and other liabilities                                                7,659                12,970
Payable to affiliates                                                                 6,231                 5,675
Trustee and officer fees accrued                                                        583                   923
                                                                       ---------------------   -------------------
     TOTAL LIABILITIES                                                               41,568               539,610
                                                                       ---------------------   -------------------

NET ASSETS                                                              $         1,500,121     $      28,782,989
                                                                       =====================   ===================

NET ASSETS CONSIST OF:
Paid in capital                                                         $         1,624,993     $      27,038,059
Accumulated undistributed net investment income (loss)                               (1,082)               27,752
Accumulated net realized gain from investment transactions                              248                71,846
Net unrealized appreciation (depreciation) on investments                          (124,038)            1,645,332
                                                                       ---------------------   -------------------

NET ASSETS                                                              $         1,500,121     $      28,782,989
                                                                       =====================   ===================

Shares outstanding (unlimited number of shares authorized)                          166,340             2,419,995
                                                                       ---------------------   -------------------

Net Asset Value,
offering and redemption price per share                                 $              9.02     $           11.89
                                                                       =====================   ===================

Redemption price per share (a)                                          $              8.93     $           11.77
                                                                       =====================   ===================

(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 days of purchase.


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2005
(UNAUDITED)

                                                                                     BECKER SMALL CAP             BECKER VALUE
                                                                                    VALUE EQUITY FUND      (a)     EQUITY FUND
                                                                                ---------------------------    --------------------
INVESTMENT INCOME
Dividend income (including witholding tax of $0, and $894)                       $                   3,299      $          223,953
Interest income                                                                                        342                  12,186
                                                                                ---------------------------    --------------------
  TOTAL INCOME                                                                                       3,641                 236,139
                                                                                ---------------------------    --------------------

EXPENSES
Registration expenses                                                                               23,295                  18,083
Legal expenses                                                                                      17,679                   6,545
Administration expenses                                                                             10,064                  14,870
Transfer agent expenses                                                                              7,466                  10,554
Fund accounting expenses                                                                             5,032                   9,987
Investment advisor fee                                                                               4,723                 154,587
Custodian expenses                                                                                   3,364                   5,984
Audit expenses                                                                                       3,205                   7,558
Trustee & Officer expenses                                                                           2,914                   5,947
Pricing expenses                                                                                     1,436                   2,436
Miscellaneous expenses                                                                                 483                     933
Reports to shareholders                                                                                321                   2,572
                                                                                ---------------------------    --------------------
  TOTAL EXPENSES                                                                                    79,982                 240,056
                                                                                ---------------------------    --------------------
Reimbursed and waived expenses (b)                                                                 (75,259)               (110,596)
Net operating expenses                                                                               4,723                 129,460
                                                                                ---------------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                                        (1,082)                106,679
                                                                                ---------------------------    --------------------


REALIZED & Unrealized Gain
Net realized gain on investment securities                                                             248                  71,907
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                       (124,038)              1,437,359
                                                                                ---------------------------    --------------------
Net realized and unrealized gain (loss) on investment securities                                  (123,790)              1,509,266
                                                                                ---------------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $                (124,872)     $        1,615,945
                                                                                ===========================    ====================

(a)  For the period  January 4, 2005  (Commencement  of Operations) to April 30,
     2005.
(b)  See note 3 in notes of the financial statements.


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       BECKER SMALL CAP              BECKER VALUE
                                                                       VALUE EQUITY FUND              EQUITY FUND
                                                                       -----------------  ---------------------------------------

                                                                         PERIOD ENDED     SIX MONTHS ENDED
                                                                       APRIL 30, 2005 (a)  APRIL 30, 2005    PERIOD ENDED
                                                                         (UNAUDITED)        (UNAUDITED)      OCTOBER 31, 2004 (b)
                                                                       -----------------  -----------------  --------------------
Operations
  Net investment income (loss)                                         $        (1,082)    $       106,679    $           10,862
  Net realized gain on investment securities                                       248              71,907                72,958
  Change in net unrealized appreciation (depreciation) on
    investment securities                                                     (124,038)          1,437,359               207,972
                                                                       -----------------  -------------------- ------------------
  Net increase (decrease) in net assets resulting from
     operations                                                               (124,872)            1,615,945             291,792
                                                                       -----------------  -------------------- ------------------
Distributions:
  From net investment income                                                         -               (89,788)                  -
  From net realized gain                                                             -               (73,019)                  -
                                                                       -----------------  -------------------- ------------------
  Total distributions                                                                -              (162,807)                  -
                                                                       -----------------  -------------------- ------------------
Capital Share Transactions
  Proceeds from shares sold                                                  1,659,121             8,448,082          20,811,214
  Reinvestment of distributions                                                      -               109,607                   -
  Amount paid for shares repurchased                                           (34,128)           (1,415,155)           (915,689)
                                                                       -----------------  -------------------- ------------------
  Net increase in net assets resulting
     from share transactions                                                 1,624,993             7,142,534          19,895,525
                                                                       -----------------  -------------------- ------------------

Total Increase in Net Assets                                                 1,500,121             8,595,672          20,187,317
                                                                       -----------------  -------------------- ------------------

Net Assets
  Beginning of period                                                                -            20,187,317                   -
                                                                       -----------------  -------------------- ------------------

  End of period                                                        $     1,500,121          $ 28,782,989    $     20,187,317
                                                                       =================  ==================== ==================

Accumulated  undistributed net investment income
   (loss) included in net assets at end of period                      $        (1,082)             $ 27,752    $         10,862
                                                                       -----------------  -------------------- ------------------

Capital Share Transactions
  Shares sold                                                                  170,017               707,758           1,873,929
  Shares issued in reinvestment of distributions                                     -                 8,992                   -
  Shares repurchased                                                            (3,677)             (117,677)            (53,007)
                                                                       -----------------  -------------------- ------------------

  Net increase from capital share transactions                                 166,340               599,073           1,820,922
                                                                       =================  ==================== ==================


(a)  For the period  January 4, 2005  (Commencement  of Operations) to April 30,
     2005.
(b) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               BECKER SMALL CAP
                                                                              VALUE EQUITY FUND
                                                                           -------------------------

                                                                                 PERIOD ENDED
                                                                              APRIL 30, 2005 (a)
                                                                                 (UNAUDITED)
                                                                           -------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                                         $                10.00
                                                                           -------------------------
Income from investment operations:
  Net investment income                                                                           -
  Net realized and unrealized gain                                                            (0.98)
                                                                           -------------------------
                                                                           -------------------------
Total from investment operations                                                              (0.98)
                                                                           -------------------------

Net asset value, end of period                                               $                 9.02
                                                                           =========================

TOTAL RETURN                                                                                 -9.80% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                              $                1,500
Ratio of expenses to average net assets                                                       1.20% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                             20.32% (c)
Ratio of net investment income to
   average net assets                                                                       (0.28)% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                        (19.40)% (c)
Portfolio turnover rate                                                                      35.26%


(a)  For the period  January 4, 2005  (Commencement  of Operations) to April 30,
     2005.
(b)  Not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.

BECKER VALUE FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                 BECKER VALUE
                                                                                                 EQUITY FUND
                                                                           ------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                APRIL 30, 2005                PERIOD ENDED
                                                                                 (UNAUDITED)              OCTOBER 31, 2004 (a)
                                                                           -------------------------    -------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                                         $                11.09       $                10.00
                                                                           -------------------------    -------------------------
Income from investment operations:
  Net investment income                                                                        0.04                         0.01
  Net realized and unrealized gain                                                             0.83                         1.08
                                                                           -------------------------    -------------------------
Total from investment operations                                                               0.87                         1.09
                                                                           -------------------------    -------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                  (0.04)                           -
  From net realized gain                                                                      (0.03)                           -
                                                                           -------------------------    -------------------------
Total distributions                                                                           (0.07)                           -
                                                                           -------------------------    -------------------------

Net asset value, end of period                                               $                11.89       $                11.09
                                                                           =========================    =========================

TOTAL RETURN (b)                                                                              7.89%                       10.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                              $               28,783       $               20,187
Ratio of expenses to average net assets                                                       1.00% (c)                    1.20% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                              1.86% (c)                    2.83% (c)
Ratio of net investment income to
   average net assets                                                                         0.83% (c)                    0.14% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                         (0.03)% (c)                  (1.49)% (c)
Portfolio turnover rate                                                                       8.69%                       26.08%


(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.
(b)  Not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                               BECKER VALUE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Becker Value Equity Fund ("Value Equity Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Becker Small Cap Value Equity Fund ("Small Cap Value Equity Fund") was organized as a diversified series of the Trust on December 13, 2004 (collectively with the Value Equity Fund, the "Funds" or each a "Fund"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Equity Fund commenced operations on November 3, 2003, and the Small Cap Value Equity Fund commenced operations on January 4, 2005. The investment objective of each Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Funds is Becker Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board"). When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to continue to qualify each year as "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by

                               BECKER VALUE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Security Transactions and Related Income - Each Fund follows industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- Each Fund intends to distribute all of its net investment income as dividends to shareholders on at least an annual basis. Each Fund intends to distribute net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund. No such reclassifications have been made for the period ended April 30, 2005.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of each management agreement, on behalf of the Fund, (each "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Funds. For the period January 4, 2005 (commencement of operations) through April 30, 2005, the Advisor earned a fee of $4,723 from the Small Cap Value Equity Fund. For the six months ended April 30, 2005, the Advisor earned a fee of $154,587 from the Value Equity Fund. At April 30, 2005, the Advisor owed the Small Cap Value Equity Fund and the Value Equity Fund $32,406 and $8,530, respectively.

The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Small Cap Value Equity Fund's average daily net assets for its initial fiscal years ending October 31, 2005 and 2006. For the period November 1, 2004 through November 14, 2004, the Fund was obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20%; the Advisor has agreed to reduce the annual rate to 1.00% of the Value Equity Fund's average daily net assets for the period November 15, 2004 through October 31, 2005. For the period ended January 4, 2005 (commencement of operations) through April 30, 2005, the Advisor waived fees and/or reimbursed expenses of $75,259 for the Small Cap Value Equity Fund. For the six months ended April 30, 2005, the Advisor waived fees and/or reimbursed expenses of $110,596 for the Value Equity Fund.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets over $150 million (subject to a minimum fee of $2,500 per month). For the period January 4, 2005 (commencement of operations) through April 30, 2005, Unified earned fees of $10,064 for administrative services provided to the Small Cap Value Equity Fund. For the six months ended April 30, 2005, Unified earned fees of $14,870, for administrative services provided to the Value Equity Fund. All expense accruals and cash expense payments are

                               BECKER VALUE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

periodically reviewed to ensure that fund administration minimum charges are compliant with contractual terms. The Trust retains Unified to act as each Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 plus out of pocket). For the period January 4, 2005 (commencement of operations) through April 30, 2005, Unified earned fees of $5,288 from the Small Cap Value Equity Fund for transfer agent services and $2,178 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2005, Unified earned fees of $6,936 from the Value Equity Fund for transfer agent services and $3,618 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of the Funds' average net assets up to $50 million, 0.04% of the Funds' average net assets from $50 million to $100 million, 0.03% of the Funds' average net assets from $100 million to $150 million, and 0.02% of the Funds' average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period January 4, 2005 (commencement of operations) through April 30, 2005, Unified earned fees of $5,032 from the Small Cap Value Equity Fund for fund accounting services. For the six months ended April 30, 2005, Unified earned fees of $9,987 from the Value Equity Fund for fund accounting services.

A trustee and officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Funds. There were no payments made to Unified Financial Securities, Inc. by the Funds for the period January 4, 2005 (commencement of operations) through April 30, 2005 and for the six months ended April 30, 2005. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and officers have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended April 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

                                        SMALL CAP VALUE    VALUE EQUITY
PURCHASES                               EQUITY FUND            FUND
                                      ----------------     --------------
     U.S. Government Obligations        $           -       $          -
     Other                                  1,901,584          8,932,528
SALES
     U.S. Government Obligations        $           -       $          -
     Other                                    431,920          2,087,110

As of April 30, 2005, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

                                     SMALL CAP VALUE       VALUE EQUITY
                                      EQUITY FUND             FUND
                                   -------------------   ----------------
Gross Appreciation                   $        32,204      $   2,408,874
Gross (Depreciation)                        (156,242)          (763,542)
                                   -------------------   ----------------
Net Appreciation (Depreciation)
on Investments                       $      (124,038)     $   1,645,332
                                   ===================   ================

                               BECKER VALUE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4. INVESTMENTS - CONTINUED

At April 30, 2005, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $1,521,750 for the Small Cap Value Equity Fund and $27,616,175 for the Value Equity Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Becker Capital Management, Inc., beneficially held 69.28% of the voting securities of the Small Cap Value Equity Fund and Commercial Properties, for the benefit of its customers, held 41.95% of the voting securities of the Value Equity Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

SMALL CAP EQUITY FUND.  There have been no  distributions  made by the Small Cap
Value  Equity  Fund  during  the  period  January  4,  2005,   (commencement  of
operations) through April 30, 2005.

VALUE EQUITY FUND. On December 28, 2004, the Value Equity Fund paid an income distribution of $0.0423 per share or $89,788 to shareholders of record on December 27, 2004 and the Value Equity Fund paid total capital gain distributions of $0.0344 or $73,019 to shareholders of record on December 27, 2004.

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                                VALUE EQUITY
                                                                    FUND
                                                           --------------------
Undistributed ordinary income                               $         10,862
Accumulated undistributed long-term capital gain                      72,958
Unrealized appreciation (depreciation)                               207,972
                                                           --------------------
                                                            $        291,792
                                                           ====================

                                OTHER INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30,
2004,  are  available  without  charge upon  request by (1) calling the Funds at
(800) 551-3998 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                                    -----------

                        APPROVAL OF MANAGEMENT AGREEMENTS

BECKER VALUE EQUITY FUND

At an in-person meeting held on December 13, 2005, the Board of Trustees of Unified Series Trust, including a majority of the independent Trustees, approved the renewal of the management agreement with Becker Capital Management, Inc. on behalf of the Becker Value Equity Fund. Prior to making their decision, the Trustees reviewed performance and expense analyses prepared by the administrator which compared the Fund's performance, investment advisory fee and total fund expenses (after reimbursement by the Advisor) to those of other mutual funds with similar investment objectives, management styles and assets under management (the "peer group"). The Trustees also requested information from the Advisor to assist them in evaluating the management agreement, including a description of the Advisor's compliance program, a copy of the Advisor's current financial statements and Form ADV Part II, which discusses the advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the advisor that it is not involved in any material legal proceedings or securities enforcement proceedings. The Advisor advised that the Board that it would waive its fee and/or reimburse Fund expenses to the extent necessary to maintain the Fund's total operating expenses at 1.00% of the Fund's average daily net assets for the period November 15, 2004 through October 31, 2005.

The Board contacted several executives of Becker Capital Management to discuss the Fund's performance and to review the Advisor's balance sheet and income statement. The Advisor stated that Becker Capital Management, a value-oriented manager, currently has approximately $2.3 billion in assets under management. The Trustees also questioned the Becker executives on any personnel changes at the firm, which there were none anticipated according to Becker.

The Trustees noted that the Fund's management fee is slightly higher than the average of its peer group, although the Fund's total expense ratio is significantly lower than the average expense ratio of its peer group, 1.00% (after waiver) for the Fund compared to an average of 1.71% for mutual funds of similar size and strategy. The Trustees also noted that the Fund's returns since its inception exceed the average returns of its peer group (12.64% compared to 7.36%). Based on the factors discussed at the meeting and, in particular, the Fund's solid performance and low overall expense ratio, the Trustees, including the Independent Trustees, unanimously determined that the continuance of the Management Agreement between the Trust and Becker Capital Management on behalf of the Becker Value Equity Fund was in the best interests of the Fund and its shareholders.

BECKER SMALL CAP VALUE EQUITY FUND

At an in-person meeting held on December 13, 2005, the Board of Trustees of Unified Series Trust, including a majority of the independent Trustees, approved the initial management agreement with Becker Capital Management, Inc. on behalf of the Becker Small Cap Value Equity Fund. The Trustees noted that the Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that the Small Cap Fund's total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Fund's average daily from its commencement of operations through December 31, 2006.

In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by Becker in advance of the meeting, including its financial information, an investment questionnaire describing its small cap value investment strategy, and Form ADV Part II, which included a description of Becker's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from Becker that there are no pending material legal proceedings or securities enforcement proceedings regarding the firm or its personnel. The Trustees contacted several executives of Becker via telephone. They questioned the proposed portfolio manager about his investment style, and they reviewed the past performance of

Becker's private small cap private accounts. Becker's representatives also advised the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In considering the Agreement, the Trustees primarily considered that: (1) Becker has over 25 years' experience in successfully providing investment advice to clients with approximately $2.2 billion assets under management; (2) the Board has had a satisfactory experience with Becker in managing another series of the Trust, the Becker Value Equity Fund; (3) Becker has managed private accounts in a small cap composite for over eight years using the same investment strategy that it will use to manage the Fund, and the performance of Becker's small cap composite has exceeded or matched the performance of certain benchmarks for the past 1, 3 and 5 years and since the inception of the composite (4/1/95) for the years ended December 31, 2003; and (4) Becker contractually has agreed to cap the Fund's expenses for its initial two year of operations. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Management Agreement is in the best interests of the Fund and its shareholders.

Prior to making their decision, the Trustees reviewed performance and expense analyses prepared by the administrator which compared the Fund's performance, investment advisory fee and total fund expenses (after reimbursement by the Advisor) to those of other mutual funds with similar investment objectives, management styles and assets under management (the "peer group"). The Trustees also requested information from the Advisor to assist them in evaluating the management agreement, including a description of the Advisor's compliance program, a copy of the Advisor's current financial statements and Form ADV Part II, which discusses the advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the advisor that it is not involved in any material legal proceedings or securities enforcement proceedings. The Advisor advised that the Board that it would waive its fee and/or reimburse Fund expenses to the extent necessary to maintain the Fund's total operating expenses at 1.00% of the Fund's average daily net assets for the period November 15, 2004 through October 31, 2005.

The Board contacted several executives of Becker Capital Management to discuss the Fund's performance and to review the Advisor's balance sheet and income statement. The Advisor stated that Becker Capital Management, a value-oriented manager, currently has approximately $2.3 billion in assets under management. The Trustees also questioned the Becker executives on any personnel changes at the firm, which there were none anticipated according to Becker.

The Trustees noted that the Fund's management fee is slightly higher than the average of its peer group, although the Fund's total expense ratio is significantly lower than the average expense ratio of its peer group, 1.00% (after waiver) for the Fund compared to an average of 1.71% for mutual funds of similar size and strategy. The Trustees also noted that the Fund's returns since its inception exceed the average returns of its peer group (12.64% compared to 7.36%). Based on the factors discussed at the meeting and, in particular, the Fund's solid performance and low overall expense ratio, the Trustees, including the Independent Trustees, unanimously determined that the continuance of the Management Agreement between the Trust and Becker Capital Management on behalf of the Becker Value Equity Fund was in the best interests of the Fund and its shareholders.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

ADVISER
Becker Capital Management, Inc.
1211 SW Fifth Avenue
Suite 2185
Portland, OR  97204

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204





This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                         ===============================
                             CORBIN SMALL-CAP VALUE
                                      FUND
                         ===============================












                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 APRIL 30, 2005








                                  FUND ADVISOR:

                                CORBIN & COMPANY
                           3113 SOUTH UNIVERSITY DRIVE
                                    SUITE 500
                              FORT WORTH, TX 76109

                            TOLL FREE: (800) 924-6848

FUND HOLDINGS - (UNAUDITED)
-------------

      CORBIN SMALL-CAP VALUE FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                 [GRAPH OMITTED]

Securities with Market Cap between $4 - $50 million             35.19%
Securities with Market Cap between $51 - $200 million           21.17%
Securities with Market Cap between $201 million - $2 billion    18.65%
Money Market Securities                                         25.15%
Liabilities in excess of other assets                           (0.16)%

1As a percent of net assets.

Corbin Small-Cap Value Fund (the "Fund") invests primarily in common stocks of small capitalization companies (those with a market capitalization of $2 billion or less).

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available at the SEC's website at
www.sec.gov.  The  Fund's  Forms N-Q may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- ------------------------------------
       CORBIN GROWTH FUND           BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE             NOVEMBER 1, 2004 - APRIL 30,
                                    NOVEMBER 1, 2004         APRIL 30, 2005                       2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00                $991.50                          $6.83

---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,017.94                         $6.92
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)


COMMON STOCKS - 64.32%                                                             SHARES                   VALUE
                                                                                -------------       ----------------------

CONCRETE, GYPSUM & PLASTER PRODUCTS - 4.36%
Ameron International Corp.                                                             3,500          $           115,535
                                                                                                    ----------------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 1.85%
Matrix Service Co. (a)                                                                12,600                       49,014
                                                                                                    ----------------------

ELECTRIC LIGHTING & WIRING EQUIPMENT - 3.83%
Chase Corp.                                                                            7,500                      101,325
                                                                                                    ----------------------

HARDWARE & SOFTWARE DEVELOPMENT - 4.76%
Procera Networks, Inc. (a)                                                            90,000                      126,000
                                                                                                    ----------------------

MOTOR VEHICLES & PASSENGER CAR BODIES- 3.79%
Spartan Motors, Inc.                                                                  10,000                      100,300
                                                                                                    ----------------------

PARTITIONS, SHELVING, LOCKERS & OFFICE & STORE FIXTURES - 3.48%
Knape & Vogt Manufacturing Co.                                                         8,000                       92,240
                                                                                                    ----------------------

PHARMACEUTICAL PREPARATIONS - 1.91%
Alnylam Pharmaceuticals, Inc. (a)                                                      6,500                       50,635
                                                                                                    ----------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 21.17%
Forgent Networks, Inc. (a)                                                           359,500                      560,820
                                                                                                    ----------------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.45%
Hancock Fabrics, Inc                                                                   6,500                       38,480
                                                                                                    ----------------------

SERVICES - BUSINESS SERVICES - 3.26%
eSpeed, Inc. - Class A (a)                                                            10,000                       86,400
                                                                                                    ----------------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 2.69%
United Online, Inc.                                                                    8,100                       71,199
                                                                                                    ----------------------

SERVICES - MANAGEMENT CONSULTING SERVICES - 8.34%
FTI Consulting, Inc. (a)                                                              10,000                      220,800
                                                                                                    ----------------------

SERVICES - PREPACKAGED SOFTWARE - 2.00%
American Software, Inc.                                                               10,000                       53,000
                                                                                                    ----------------------

WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES - 1.43%
Molecular Imaging Corp. (a)                                                          947,800                       37,912
                                                                                                    ----------------------

TOTAL COMMON STOCKS (COST $2,878,162)                                                                           1,703,660
                                                                                                    ----------------------


CONVERTIBLE PREFERRED STOCK - 10.69%
Dura Automotive Systems Capital Trust, 7.50% (a)                                       7,950                      114,957
Truststreet Properties Class A, 7.72%, 12/31/49                                        7,000                      168,000
                                                                                                    ----------------------


TOTAL CONVERTIBLE PREFERRED STOCK (COST $328,564)                                                                 282,957
                                                                                                    ----------------------


See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)


                                                                                   SHARES                   VALUE
                                                                                -------------       ----------------------
MONEY MARKET SECURITIES - 25.15%
Huntington Money Market - Investment Shares, 1.77% (b)                               666,164          $           666,164
                                                                                                    ----------------------

TOTAL MONEY MARKET SECURITIES (COST $666,164)                                                                     666,164
                                                                                                    ----------------------

TOTAL INVESTMENTS (COST $3,872,890) - 100.16%                                                         $         2,652,781
                                                                                                    ----------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                                                                    (4,201)
                                                                                                    ----------------------

TOTAL NET ASSETS - 100.00%                                                                            $         2,648,580
                                                                                                    ======================

(a)  Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)



ASSETS
Investments in securities, at value (cost $3,872,890)                           $        2,652,781
Interest receivable                                                                          1,006
Dividends receivable                                                                           700
Receivable for fund shares sold                                                                115
                                                                                -------------------
     TOTAL ASSETS                                                                        2,654,602
                                                                                -------------------

LIABILITIES
Payable to advisor                                                                           4,942
Trustee fees accrued                                                                         1,080
                                                                                -------------------
     TOTAL LIABILITIES                                                                       6,022
                                                                                -------------------

NET ASSETS                                                                      $        2,648,580
                                                                                ===================

NET ASSETS CONSIST OF:
Paid in capital                                                                          6,659,615
Accumulated undistributed net investment income                                                895
Accumulated net realized (loss) on investment securities                                (2,791,821)
Net unrealized (depreciation) on investment securities                                  (1,220,109)
                                                                                -------------------

NET ASSETS                                                                      $        2,648,580
                                                                                ===================

Shares outstanding (unlimited number of shares authorized)                                 325,256
                                                                                -------------------

NET ASSET VALUE AND
OFFERING PRICE PER SHARE                                                        $             8.14
                                                                                ===================

REDEMPTION PRICE PER SHARE (a)                                                  $             7.98
                                                                                ===================


(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 days of purchase.


See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)



INVESTMENT INCOME
Dividend income                                                                 $        25,858
Interest income                                                                              19
                                                                                ----------------
  TOTAL INCOME                                                                           25,877
                                                                                ----------------

EXPENSES
Investment advisor fee (a)                                                               22,631
Trustee expense                                                                           2,351
                                                                                ----------------
  TOTAL EXPENSES                                                                         24,982
                                                                                ----------------
NET INVESTMENT INCOME                                                                       895
                                                                                ----------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                              176,319
Change in unrealized appreciation (depreciation)
   on investment securities                                                             (38,435)
                                                                                ----------------
Net realized and unrealized gain (loss) on investment securities                        137,884
                                                                                ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $       138,779
                                                                                ================

(a)  See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     APRIL 30, 2005             YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                     (UNAUDITED)            OCTOBER 31, 2004
                                                                                -----------------------  -------------------------
OPERATIONS
  Net investment income (loss)                                                    $                895     $               (4,006)
  Net realized gain (loss) on investment securities                                            176,319                 (1,453,224)
  Change in unrealized appreciation (depreciation) on invesment securities                     (38,435)                   821,454
                                                                                -----------------------  -------------------------
  Net increase (decrease) in net assets resulting from operations                              138,779                   (635,776)
                                                                                -----------------------  -------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                    126,625                    506,873
  Amount paid for shares repurchased                                                        (1,559,033)               (11,361,547)
                                                                                -----------------------  -------------------------
  Net (decrease) in net assets resulting
     from capital share transactions                                                        (1,432,408)               (10,854,674)
                                                                                -----------------------  -------------------------

TOTAL DECREASE IN NET ASSETS                                                                (1,293,629)               (11,490,450)
                                                                                -----------------------  -------------------------

NET ASSETS
  Beginning of period                                                                        3,942,209                 15,432,659
                                                                                -----------------------  -------------------------

  End of period                                                                   $          2,648,580     $            3,942,209
                                                                                =======================  =========================

Accumulated undistributed net investment income                                   $                895     $                    -
                                                                                -----------------------  -------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                   13,650                     57,533
  Shares repurchased                                                                          (169,045)                (1,198,398)
                                                                                -----------------------  -------------------------

  Net (decrease) from capital share transactions                                              (155,395)                (1,140,865)
                                                                                =======================  =========================


See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
For a share outstanding during the period


                                                  SIX MONTHS ENDED
                                                    APRIL 30, 2005                      YEAR ENDED OCTOBER 31,
                                                      (UNAUDITED)        2004        2003          2002         2001          2000
                                                  ----------------   ---------   -----------     ---------     --------     --------

SELECTED PER SHARE DATA
Net asset value, beginning of period                $       8.20     $    9.52   $      6.99     $    8.12     $   7.11     $ 6.75
                                                  ----------------   ---------   -----------     ---------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 -         (0.01)        (0.03)(a)     (0.05)(a)    (0.02)(a)  0.02(a)
  Net realized and unrealized gain (loss)                  (0.06)        (1.35)         2.56         (1.08)        1.05      0.34
                                                  ----------------   ---------   -----------     ---------     --------     --------
Total from investment operations                           (0.06)        (1.36)         2.53         (1.13)        1.03      0.36
                                                  ----------------   ---------   -----------     ---------     --------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   -             -             -             -        (0.02)        -
                                                  ----------------   ---------   -----------     ---------     --------     --------

Total distributions                                            -             -             -             -        (0.02)        -
                                                  ----------------   ---------   -----------     ---------     --------     --------

Paid in capital from redemption fees                           - (b)      0.04             -             -            -         -
                                                  ----------------   ---------   -----------     ---------     --------     --------

Net asset value, end of period                      $       8.14     $    8.20   $      9.52     $    6.99     $   8.12     $ 7.11
                                                  ================   =========   ===========     =========     ========     ========

TOTAL RETURN (c)                                          -0.85% (d)   -13.76%        36.19%       -13.92%       14.67%       5.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                     $      2,649      $  3,942   $    15,433     $  16,436     $  4,697     $2,888
Ratio of expenses to average net assets
   before waiver                                           1.38% (e)     1.28%         1.29%         1.29%        1.34%      1.36%
Ratio of expenses to average net assets                    1.38% (e)     1.28%         1.28%         1.28%        1.25%      1.25%
Ratio of net investment income (loss) to average
   net assets before waiver                                0.05% (e)    (0.06)%       (0.40)%       (0.56)%      (0.41)%     0.12%
Ratio of net investment income (loss) to average
   net assets                                              0.05% (e)    (0.06)%       (0.39)%       (0.55)%      (0.32)%     0.24%
Portfolio turnover rate                                    5.44%        28.05%       102.87%       135.70%       70.56%     94.69%


(a) Net investment income (loss) per share was based on average shares outstanding throughout the year.
(b)  Redemption fees resulted in less than $.01 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Predecessor Fund commenced operations on June 10, 1997. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2005, the Advisor earned a fee of $22,631 from the Fund. As of April 30, 2005, the Fund owed the Advisor $4,942 for its services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six month ended April 30, 2005. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4. INVESTMENTS - CONTINUED

PURCHASES
     U.S. Government Obligations                    -
     Other                                $   157,492
SALES
     U.S. Government Obligations                    -
     Other                                $ 1,610,596

As of April 30, 2005, the net unrealized (depreciation) of investments for tax purposes was as follows:

                                                     AMOUNT
                                                 ----------------
              Gross Appreciation                  $      146,186
              Gross Depreciation                      (1,366,295)
                                                 ----------------

              Net (Depreciation) on Investments   $   (1,220,109)
                                                 ================

At April 30, 2005, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,872,890.

NOTE 5. ESTIMATES

Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, National Investor, Inc., for the benefit of its customers, held 32.46% of the outstanding shares of the Fund and Charles Schwab & Co., for the benefit of its customers, held approximately 30.62% of the outstanding shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,882,113 which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

              YEAR OF EXPIRATION       AMOUNT
              --------------------  --------------
                     2009            $    226,494
                     2011                 847,348
                     2012               1,808,271

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

The Fund paid no distributions in the fiscal years ended October 31, 2004 and 2003 and for the six months ended April 30, 2005.

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)            $              -
Undistributed long-term capital gain/(accumulated losses)           (2,967,163)
Unrealized appreciation/(depreciation)                              (1,182,649)
                                                             -------------------
                                                              $     (4,149,812)
                                                             ===================


The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. SUBSEQUENT EVENT

The Board of Trustees of the Trust (the "Board") has approved a reorganization (the "Reorganization") by which the Corbin Fund would be reorganized into the Dreman Fund. The Dreman Fund's investment objective and investment policies are the same as of the Corbin Fund, although the strategies used by each Fund's adviser to achieve the investment objectives differs. The Reorganization arises out of a recent agreement between Corbin & Company ("Corbin"), the investment adviser to the Corbin Fund, and Dreman Value Management, LLC ("Dreman"), the investment adviser to the Dreman Fund, pursuant to which Corbin agreed to assist Dreman in the transfer of the Corbin Fund's assets to the Dreman Fund, subject to approval by the Board and the shareholders of the Corbin Fund.

If Corbin Fund shareholders approve the Reorganization, the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund. The Dreman Fund will simultaneously issue shares to the Corbin Fund in an amount equal to the net asset value of the outstanding shares of the Corbin Fund. Immediately thereafter, the Corbin Fund will distribute these shares of the Dreman Fund to its shareholders. After distributing these shares, the Corbin Fund will be dissolved. When the Reorganization is complete, Corbin Fund shareholders will hold shares of the Dreman Fund. The value of the Dreman Fund shares received in the Reorganization will equal the value of the Corbin Fund shares held immediately prior to the Reorganization. After the Reorganization, the Dreman Fund will continue to operate as a series of the Trust, with the investment objective and investment policies and practices described in the Combined Prospectus/Proxy Statement.

                                OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 924-6848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                           ------------

                         APPROVAL OF ADVISORY AGREEMENT

At an in-person meeting held on March 13-14, 2005, the Board of Trustees of Unified Series Trust, including a majority of the independent Trustees, approved the payment of the existing 1.25% annual advisory fee to Corbin & Company (the "Advisor") on behalf of the Corbin Small-Cap Value Fund until the Reorganization (described below) or the liquidation of the Fund. The Trustees noted that the Fund's management agreement was not placed on the agenda for renewal by the administrator at the December board meeting and, as a result, the agreement expired on December 13, 2004. The Trustees noted that they had discussed the Advisor's poor performance on prior occasions and, as a result of their concerns, they recommended that the Fund merge with the Dreman Contratrarian Small Cap Value Fund, another series of the Trust managed by Dreman Value Management, LLC, an experienced mutual fund manager, subject to shareholder approval of the agreement and plan of merger and reorganization (the "Reorganization"). The Trustees noted that Corbin & Company is reimbursing the Fund's expenses and has not received any payment under the agreement since it expired. The Trustees recommended that the proxy statement to be sent to Fund shareholders requesting their approval of the Reorganization also request that the shareholders ratify and approve the existing economic arrangement pursuant to which the Advisor receives an advisory fee from the Fund, but then reimburses the Fund for all expenses (including the management fee) in excess of 1.25%, from the date that the agreement lapsed by its terms through the date that the merger is approved or the Fund is liquidated. At a shareholder meeting held on June 29, 2005, Fund shareholders approved the Reorganization and ratified the payment of the management fee as described above.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr.,  Secretary
Lynn E. Wood, Chief Compliance Officer

FUND'S ADVISER
Corbin & Company
3113 South University Drive
Suite 500
Fort Worth, TX  76109

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204





This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                        ================================
                                  DREMAN FUNDS
                        ================================












                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                                   (UNAUDITED)







                                  FUND ADVISOR:

                          DREMAN VALUE MANAGEMENT, LLC
                             520 EAST COOPER AVENUE
                                   SUITE 230-4
                                 ASPEN, CO 81611



                            TOLL FREE: (800) 247-1014

FUND HOLDINGS - (UNAUDITED)
-------------

DREMAN CONTRARIAN LARGE CAP VALUE FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                [CHART OMITTED]

        Large Cap Companies                     97.48%
        Short-Term Investments                   2.34%
        Other assets less liabilities            0.18%

1    As a percent of net assets


Dreman Contrarian Large Cap Value Fund (the "Large Cap Fund") invests in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor.


 DREMAN CONTRARIAN MID CAP VALUE FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                [CHART OMITTED]

        Medium Capitalization Companies         87.79%
        Other Companies                          5.12%
        Short-Term Investments                   4.83%
        Other assets less liabilities            2.26%

1    As a percent of net assets

Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Fund's advisor.

DREMAN CONTRARIAN SMALL CAP VALUE FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                [CHART OMITTED]

        Small Capitalization Companies          81.04%
        Other Companies                         10.39%
        Short-Term Investments                   1.50%
        Other assets less liabilities            7.07%

1    As a percent of net assets

Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") invests in common stocks of small capitalization companies that have intrinsic value in the opinion of the Fund's advisor.

AVAILABILITY OF PORTFOLIO SCHEDULES
-----------------------------------

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission's web site at www.sec.gov. Each Fund's Forms N-Q may
                                          -----------
be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS' EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses
---------------

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------- -------------------- -------------------------- ------------------------------------
   DREMAN CONTRARIAN LARGE CAP      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
           VALUE FUND                     VALUE                   VALUE             NOVEMBER 1, 2004 - APRIL 30,
                                    NOVEMBER 1, 2004         APRIL 30, 2005                       2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,091.10                         $6.69

---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,018.39                         $6.46
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Large Cap Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
 DREMAN CONTRARIAN MID CAP VALUE    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
              FUND                        VALUE                   VALUE             NOVEMBER 1, 2004 - APRIL 30,
                                    NOVEMBER 1, 2004         APRIL 30, 2005                       2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,093.80                         $7.54

---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,017.59                         $7.26
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Mid Cap Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
   DREMAN CONTRARIAN SMALL CAP      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
           VALUE FUND                     VALUE                   VALUE             NOVEMBER 1, 2004 - APRIL 30,
                                    NOVEMBER 1, 2004         APRIL 30, 2005                      2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,058.60                         $7.66

---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,017.36                         $7.50
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Small Cap Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 97.48%                                                                SHARES                 VALUE
                                                                                  ---------------       -----------------

CIGARETTES - 1.83%
Reynolds American, Inc.                                                                    1,355         $       105,649
                                                                                                        -----------------

CRUDE PETROLEUM & NATURAL GAS - 7.49%
Anadarko Petroleum Corp.                                                                     200                  14,608
Apache Corp.                                                                               1,000                  56,290
Burlington Resources, Inc.                                                                   850                  41,319
Devon Energy Corp.                                                                         3,400                 153,578
Encana Corp.                                                                                 200                  12,772
Kerr-McGee Corp.                                                                           1,100                  85,360
Occidental Petroleum Corp.                                                                 1,000                  69,000
                                                                                                        -----------------
                                                                                                                 432,927
                                                                                                        -----------------

DRILLING OIL & GAS WELLS - 0.08%
Transocean, Inc. (a)                                                                         100                   4,637
                                                                                                        -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 1.00%
General Electric Co.                                                                       1,600                  57,920
                                                                                                        -----------------

ELECTRONIC CONNECTORS - 0.87%
Tyco International Ltd.                                                                    1,600                  50,096
                                                                                                        -----------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 11.90%
Federal Home Loan Mortgage Corp (Freddie Mac)                                              6,800                 418,336
Federal National Mortgage Association (Fannie Mae)                                         5,000                 269,750
                                                                                                        -----------------
                                                                                                                 688,086
                                                                                                        -----------------

FIRE, MARINE & CASUALTY INSURANCE - 2.33%
American International Group, Inc.                                                         2,650                 134,753
                                                                                                        -----------------

FOOD & KINDRED PRODUCTS - 11.12%
Altria Group, Inc.                                                                         9,200                 597,908
British American Tobacco Plc. (b)                                                          1,200                  45,192
                                                                                                        -----------------
                                                                                                                 643,100
                                                                                                        -----------------

NATIONAL COMMERCIAL BANKS - 10.01%
Bank of America Corp.                                                                      4,042                 182,052
Citigroup, Inc.                                                                              400                  18,784
KeyCorp                                                                                    2,300                  76,268
PNC Financial Services Group, Inc.                                                         1,500                  79,845
Regions Financial Corp.                                                                    2,500                  83,725
U.S. Bancorp                                                                               2,200                  61,380
Wachovia Corp.                                                                             1,500                  76,770
                                                                                                        -----------------
                                                                                                                 578,824
                                                                                                        -----------------

PETROLEUM REFINING - 9.49%
ChevronTexaco Corp.                                                                        3,700                 192,400
ConocoPhillips Co.                                                                         3,400                 356,490
                                                                                                        -----------------
                                                                                                                 548,890
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 97.48% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

PHARMACEUTICAL PREPARATIONS - 9.04%
Bristol-Myers Squibb, Inc.                                                                 6,460         $       167,960
Merck & Co., Inc.                                                                          4,075                 138,142
Pfizer, Inc.                                                                               4,820                 130,959
Wyeth                                                                                      1,900                  85,386
                                                                                                        -----------------
                                                                                                                 522,447
                                                                                                        -----------------

RETAIL - DEPARTMENT STORES - 1.39%
Federated Department Stores, Inc.                                                          1,400                  80,500
                                                                                                        -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.85%
Medco Health Solutions, Inc.  (a)                                                          2,095                 106,782
                                                                                                        -----------------

RETAIL - GROCERY STORES - 0.77%
Safeway, Inc.  (a)                                                                         2,100                  44,709
                                                                                                        -----------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 1.83%
Home Depot, Inc.                                                                           3,000                 106,110
                                                                                                        -----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 3.19%
Borders Group, Inc                                                                         5,500                 133,045
Staples, Inc.                                                                              2,700                  51,489
                                                                                                        -----------------
                                                                                                                 184,534
                                                                                                        -----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 5.86%
Sovereign Bancorp, Inc.                                                                    2,400                  49,368
Washington Mutual, Inc.                                                                    7,000                 289,240
                                                                                                        -----------------
                                                                                                                 338,608
                                                                                                        -----------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.31%
Electronic Data Systems Corp.                                                              3,900                  75,465
                                                                                                        -----------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.93%
HCA, Inc.                                                                                  2,000                 111,680
                                                                                                        -----------------

SERVICES - MEDICAL LABORATORIES - 3.81%
Laboratory Corp. of America Holdings (a)                                                   2,310                 114,345
Quest Diagnostics, Inc.                                                                    1,000                 105,800
                                                                                                        -----------------
                                                                                                                 220,145
                                                                                                        -----------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.80%
Becton, Dickinson & Co.                                                                      790                  46,231
                                                                                                        -----------------

TOBACCO PRODUCTS - 5.42%
Imperial Tobacco Group Plc. (b)                                                              900                  52,209
UST, Inc.                                                                                  5,700                 261,060
                                                                                                        -----------------
                                                                                                                 313,269
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 97.48% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.50%
AmerisourceBergen Corp.                                                                    1,450         $        88,856
Cardinal Health, Inc.                                                                      1,000                  55,570
                                                                                                        -----------------
                                                                                                                 144,426
                                                                                                        -----------------

WHOLESALE - FARM PRODUCTS RAW MATERIALS - 1.66%
Universal Corp.                                                                            2,100                  95,865
                                                                                                        -----------------

TOTAL COMMON STOCKS (COST $4,904,771)                                                                          5,635,653
                                                                                                        -----------------


MONEY MARKET SECURITIES - 2.34%
Huntington Money Market Fund IV, 2.03% (c)                                               135,316                 135,316
                                                                                                        -----------------

TOTAL MONEY MARKET SECURITIES (COST $135,316)                                                                    135,316
                                                                                                        -----------------

TOTAL INVESTMENTS (COST $5,040,087) - 99.82%                                                             $     5,770,969
                                                                                                        -----------------

OTHER ASSETS LESS LIABILITIES - 0.18%                                                                             10,417
                                                                                                        -----------------

TOTAL NET ASSETS - 100.00%                                                                               $     5,781,386
                                                                                                        =================


(a)  Non-income producing.
(b)  American Depositary Receipts.
(c) Variable rate security; the yield shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 87.79%                                                                SHARES                 VALUE
                                                                                  ---------------       -----------------

AGRICULTURE CHEMICALS - 0.72%
Scotts Co. (The) (a)                                                                         100         $         7,240
                                                                                                        -----------------

CARPETS & RUGS - 0.78%
Mohawk Industries, Inc. (a)                                                                  100                   7,781
                                                                                                        -----------------

CANNED, FRUITS, VEGETABLES, PRESERVES, JAMS & JELLIES - 0.44%
B&G Foods, Inc.                                                                              300                   4,422
                                                                                                        -----------------

COMMERCIAL PRINTING - 0.82%
Donnelley, R.R. & Sons, Co.                                                                  250                   8,228
                                                                                                        -----------------

CRUDE PETROLEUM & NATURAL GAS - 3.81%
Petrohawk Energy Corp. (a)                                                                   800                   6,936
Petroquest Energy, Inc. (a)                                                                1,500                   9,225
Pioneer Natural Resources Co. (a)                                                            100                   4,066
Quicksilver Resources, Inc. (a)                                                              350                  17,966
                                                                                                        -----------------
                                                                                                                  38,193
                                                                                                        -----------------

DRAWING & INSULATING OF NONFERROUS WIRE - 1.21%
General Cable Corp. (a)                                                                    1,000                  12,150
                                                                                                        -----------------

DRILLING OIL & GAS WELLS - 2.57%
Nabors Industries LTD. (a)                                                                   100                   5,387
Patterson UTI Energy, Inc.                                                                   200                   4,794
Weatherford International, Ltd. (a)                                                          300                  15,645
                                                                                                        -----------------
                                                                                                                  25,826
                                                                                                        -----------------

ELECTRIC SERVICES - 0.81%
Reliant Energy, Inc. (a)                                                                     800                   8,136
                                                                                                        -----------------

ELECTRICAL WORK - 0.45%
Emcor Group, Inc. (a)                                                                        100                   4,468
                                                                                                        -----------------

ELECTRONIC COMPONENTS & Accessories - 0.11%
Vishay Intertechnology, Inc. (a)                                                             100                   1,069
                                                                                                        -----------------

FEDERAL & FEDERALLY-SPONSORED CREDIT AGENCIES - 1.34%
Federal National Mortgage Association (Fannie Mae)                                           250                  13,488
                                                                                                        -----------------

FINANCE LESSORS - 1.41%
CIT Group, Inc.                                                                              350                  14,098
                                                                                                        -----------------

FINANCE SERVICES - 0.79%
Morgan Stanley Dean Witter & Co.                                                             150                   7,893
                                                                                                        -----------------

FIRE, MARINE & CASUALTY INSURANCE - 1.96%
American International Group, Inc.                                                           100                   5,085
Cincinnati Financial Corp.                                                                   273                  10,986
Endurance Specialty Holdings Ltd.                                                            100                   3,620
                                                                                                        -----------------
                                                                                                                  19,691
                                                                                                        -----------------

FOOD AND KINDRED PRODUCTS - 2.91%
Altria Group, Inc.                                                                           450                  29,245
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 87.79% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS - 1.28%
Lennar Corp.                                                                                 250         $        12,867
                                                                                                        -----------------

GOLD AND SILVER ORES - 0.38%
Newmont Mining Corp.                                                                         100                   3,797
                                                                                                        -----------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.30%
Triad Hospitals, Inc. (a)                                                                    450                  23,062
                                                                                                        -----------------

HOTELS & MOTELS - 1.56%
Marriott International, Inc.                                                                 250                  15,687
                                                                                                        -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.33%
Willis Group Holdings, Ltd.                                                                  100                   3,345
                                                                                                        -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.54%
Beckman Coulter, Inc.                                                                        250                  16,678
Millipore Corp. (a)                                                                          100                   4,822
Waters Corp. (a)                                                                             100                   3,963
                                                                                                        -----------------
                                                                                                                  25,463
                                                                                                        -----------------

MEASURING & CONTROLLING DEVICES - 0.87%
Thermo Electron Corp. (a)                                                                    350                   8,743
                                                                                                        -----------------

METAL MINING - 1.14%
Rio Tinto Finance USA LTD. (b)                                                                50                   6,030
Companhia Vale do Rio Doce (b)                                                               200                   5,390
                                                                                                        -----------------
                                                                                                                  11,420
                                                                                                        -----------------

METALWORKING MACHINERY & EQUIPMENT - 1.35%
SPX Corp.                                                                                    350                  13,542
                                                                                                        -----------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.35%
ITT Industries, Inc.                                                                         150                  13,569
                                                                                                        -----------------

MISCELLANEOUS FURNITURE & FIXTURES - 0.55%
Hillenbrand Industries, Inc.                                                                 100                   5,522
                                                                                                        -----------------

MISCELLANEOUS SHOPPING GOODS STORES - 0.59%
Office Depot, Inc. (a)                                                                       300                   5,874
                                                                                                        -----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 0.14%
Doral Financial Corp.                                                                        100                   1,405
                                                                                                        -----------------

MOTORS & GENERATORS - 0.94%
AMETEK, Inc.                                                                                 250                   9,468
                                                                                                        -----------------

NATIONAL COMMERCIAL BANKS - 3.53%
First Horizon National Corp.                                                                 350                  14,536
Regions Financial Corp.                                                                      350                  11,721
Sky Financial Group, Inc.                                                                    350                   9,135
                                                                                                        -----------------
                                                                                                                  35,392
                                                                                                        -----------------

NATURAL GAS DISTRIBUTION - 1.19%
Southern Union Co. (a)                                                                       500                  11,970
                                                                                                        -----------------

OIL & GAS FIELD SERVICES - 0.52%
Infinity, Inc. (a)                                                                           600                   5,190
                                                                                                        -----------------

OPERATIVE BUILDERS - 0.58%
Centex Corp.                                                                                 100                   5,772
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS -87.79% - CONTINUED                                                     SHARES                 VALUE
                                                                                  ---------------       -----------------

ORDINANCE & ACCESSORIES - 1.72%
Alliant Techsystem, Inc. (a)                                                                 250         $        17,295
                                                                                                        -----------------

PETROLEUM REFINING - 1.71%
Valero Energy Corp.                                                                          250                  17,132
                                                                                                        -----------------

PHARMACEUTICAL PREPARATIONS - 0.82%
Biovail Corp. (a)                                                                            250                   3,460
King Pharmaceuticals, Inc. (a)                                                               600                   4,800
                                                                                                        -----------------
                                                                                                                   8,260
                                                                                                        -----------------

PUBLISHING OR PUBLISHING & PRINTING - 0.59%
Reader's Digest Association, Inc.                                                            350                   5,950
                                                                                                        -----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.71%
L3 Communications Holdings, Inc.                                                             100                   7,097
                                                                                                        -----------------

REAL ESTATE INVESTMENT TRUSTS - 3.83%
Aames Investment Corp.                                                                     1,800                  15,210
KKR Financial Corp.                                                                          300                   3,075
Novastar Financial, Inc.                                                                     300                  10,710
Ventas, Inc.                                                                                 350                   9,443
                                                                                                        -----------------
                                                                                                                  38,438
                                                                                                        -----------------

RETAIL - AUTO & HOME SUPPLY STORES - 2.39%
Advance Auto Parts, Inc. (a)                                                                 450                  24,007
                                                                                                        -----------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.11%
The Sherwin-Williams Co.                                                                     250                  11,143
                                                                                                        -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 4.59%
Caremark Rx, Inc. (a)                                                                      1,150                  46,058
                                                                                                        -----------------

RETAIL - JEWELRY STORES - 0.75%
Tiffany & Co.                                                                                250                   7,537
                                                                                                        -----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 2.14%
Commercial Capital Bancorp, Inc.                                                             450                   7,105
Sovereign Bancorp, Inc.                                                                      700                  14,399
                                                                                                        -----------------
                                                                                                                  21,504
                                                                                                        -----------------

SAVINGS INSTITUTION, NOT FEDERALLY CHARTERED - 0.79%
New York Community Bancorp, Inc.                                                             450                   7,965
                                                                                                        -----------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 0.44%
DRS Technologies, Inc. (a)                                                                   100                   4,425
                                                                                                        -----------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.93%
Edwards A.G., Inc.                                                                           250                   9,927
Bear Stearns Co.                                                                             100                   9,466
                                                                                                        -----------------
                                                                                                                  19,393
                                                                                                        -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.63%
The BISYS Group, Inc. (a)                                                                    450                   6,354
                                                                                                        -----------------

SERVICES - BUSINESS SERVICES - 2.14%
NDCHealth Corp.                                                                              450                   6,872
West Corp. (a)                                                                               450                  14,575
                                                                                                        -----------------
                                                                                                                  21,447
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 87.79% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.45%
Convergys Corp. (a)                                                                          350         $         4,536
                                                                                                        -----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.45%
DST Systems, Inc. (a)                                                                        100                   4,540
                                                                                                        -----------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.10%
Gtech Holdings Corp.                                                                         450                  11,012
                                                                                                        -----------------

SERVICES - MEDICAL LABORATORIES - 2.29%
Laboratory Corp. of America Holdings (a)                                                     250                  12,375
Quest Diagnostics, Inc.                                                                      100                  10,580
                                                                                                        -----------------
                                                                                                                  22,955
                                                                                                        -----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 5.23%
Alliance Gaming Corp. (a)                                                                    800                   9,120
Harrah's Entertainment, Inc.                                                                 350                  22,967
Lakes Entertainment, Inc.                                                                    200                   2,946
MGM Mirage (a)                                                                               250                  17,452
                                                                                                        -----------------
                                                                                                                  52,485
                                                                                                        -----------------

SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.29%
Odyssey Healthcare, Inc. (a)                                                                 250                   2,858
                                                                                                        -----------------

SERVICES - PREPACKAGED SOFTWARE - 0.63%
McAfee, Inc. (a)                                                                             300                   6,273
                                                                                                        -----------------

STATE COMMERCIAL BANKS - 1.02%
North Fork Bancorp, Inc.                                                                     365                  10,274
                                                                                                        -----------------

STEEL PIPE & TUBES - 0.29%
Maverick Tube Corp. (a)                                                                      100                   2,909
                                                                                                        -----------------

STEEL WORKS, BLAST FURNACES & ROLLING MILLS - 0.57%
NS Group, Inc. (a)                                                                           200                   5,752
                                                                                                        -----------------

SURETY INSURANCE - 2.54%
AMBAC Financial Group, Inc.                                                                  250                  16,713
The PMI Group, Inc.                                                                          250                   8,790
                                                                                                        -----------------
                                                                                                                  25,503
                                                                                                        -----------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.29%
Boston Scientific Corp. (a)                                                                  100                   2,958
                                                                                                        -----------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.46%
AmerisourceBergen Corp.                                                                      250                  15,320
Cardinal Health, Inc.                                                                        350                  19,449
                                                                                                        -----------------
                                                                                                                  34,769
                                                                                                        -----------------

WHOLESALE - METALS & MINERALS - 0.14%
Uranium Resources, Inc. (a)                                                                3,000                   1,440
                                                                                                        -----------------

WHOLESALE - PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.48%
Fisher Scientific International , Inc. (a)                                                   250                  14,845
                                                                                                        -----------------

TOTAL COMMON STOCKS (COST $820,419)                                                                              881,130
                                                                                                        -----------------


See accompanying notes which are an integral part of financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

EXCHANGE TRADED FUNDS - 3.96%                                                         SHARES                 VALUE
                                                                                  ---------------       -----------------

iShares Dow Jones U.S. Utilities Sector Index Fund                                           350         $        25,557
Select Sector Sponsored SBI INT-Energy                                                       350                  14,193
                                                                                                        -----------------


TOTAL EXCHANGE TRADED FUNDS (COST $39,515)                                                                        39,750
                                                                                                        -----------------

CORPORATE BOND - 1.16%                                                             PRINCIPAL AMOUNT
                                                                                  ------------------
Southern Energy Inc., 7.90%, 7/09 (c)                                                     15,000                  11,700
                                                                                                        -----------------

TOTAL CORPORATE BOND (COST $8,775)                                                                                11,700
                                                                                                        -----------------


MONEY MARKET SECURITIES - 4.83%                                                       SHARES
                                                                                  ---------------
Huntington Money Market Fund IV, 2.03% (d)                                                48,452                  48,452
                                                                                                        -----------------

TOTAL MONEY MARKET SECURITIES (COST $48,452)                                                                      48,452
                                                                                                        -----------------

TOTAL INVESTMENTS (COST $917,161) - 97.74%                                                               $       981,032
                                                                                                        -----------------

OTHER ASSETS LESS LIABILITIES - 2.26%                                                                             22,646
                                                                                                        -----------------

TOTAL NET ASSETS - 100.00%                                                                               $     1,003,678
                                                                                                        =================


(a)  Non-income producing.
(b)  American Depositary Receipts.
(c)  Security is in default.
(d) Variable rate security; the yield shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 90.01%                                                                SHARES                 VALUE
                                                                                  ---------------       -----------------

AGRICULTURE CHEMICALS - 1.03%
Agrium, Inc.                                                                                 600         $        10,680
                                                                                                        -----------------

AGRICULTURAL PRODUCTION - CROPS  - 1.20%
Chiquita Brands International, Inc.                                                          500                  12,525
                                                                                                        -----------------

BIOLOGICAL PRODUCTS  - 0.91%
Charles River Laboratories International, Inc. (a)                                           200                   9,474
                                                                                                        -----------------

CIGARETTES - 0.80%
Vector Group Ltd.                                                                            530                   8,337
                                                                                                        -----------------

COMMUNICATIONS EQUIPMENT - 1.31%
Applied Signal Technology, Inc.                                                              700                  13,657
                                                                                                        -----------------

CRUDE PETROLEUM & NATURAL GAS - 1.18%
ATP Oil & Gas Corp. (a)                                                                      600                  12,282
                                                                                                        -----------------

DRAWING & INSULATING OF NONFERROUS WIRE - 2.80%
General Cable Corp. (a)                                                                    2,400                  29,160
                                                                                                        -----------------

DRILLING OIL & GAS WELLS - 4.26%
Atwood Oceanics, Inc. (a)                                                                    150                   8,560
Grey Wolf, Inc. (a)                                                                        1,400                   8,400
Patterson Uti Energy, Inc.                                                                   650                  15,581
Pioneer Drilling Co.                                                                         900                  11,871
                                                                                                        -----------------
                                                                                                                  44,412
                                                                                                        -----------------

ELECTRIC HOUSEWARES & FANS - 1.07%
Helen of Troy, Ltd.  (a)                                                                     400                  11,176
                                                                                                        -----------------

ELECTRIC SERVICES - 4.03%
Allegheny Energy, Inc. (a)                                                                   800                  19,552
Reliant Energy, Inc.                                                                         900                   9,153
Teco Energy, Inc.                                                                            800                  13,288
                                                                                                        -----------------
                                                                                                                  41,993
                                                                                                        -----------------

ELECTRONIC COMPONENTS & ACCESSORIES - 0.92%
Vishay Intertechnology, Inc. (a)                                                             900                   9,621
                                                                                                        -----------------

FABRICATED RUBBER PRODUCTS - 1.82%
Gencorp, Inc.                                                                              1,000                  19,010
                                                                                                        -----------------

FARM MACHINERY & EQUIPMENT - 0.82%
Agco Corp. (a)                                                                               500                   8,600
                                                                                                        -----------------

FIRE, MARINE & CASUALTY INSURANCE - 3.21%
Endurance Specialty Holdings Ltd.                                                            400                  14,480
Safety Insurance Group, Inc.                                                                 300                   8,526
Specialty Underwriters Alliance, Inc. (a)                                                  1,200                  10,440
                                                                                                        -----------------
                                                                                                                  33,446
                                                                                                        -----------------

FOOD AND KINDRED PRODUCTS - 1.70%
B&G Foods, Inc.                                                                            1,200                  17,688
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 90.01% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

GOLD AND SILVER ORES - 0.87%
Goldcorp, Inc.                                                                               700         $         9,058
                                                                                                        -----------------

GRAIN MILL PRODUCTS - 1.14%
Ralcorp Holdings, Inc.                                                                       300                  11,886
                                                                                                        -----------------

HAZARDOUS WASTE MANAGEMENT - 2.22%
Duratek, Inc. (a)                                                                          1,000                  23,170
                                                                                                        -----------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.45%
Triad Hospitals, Inc. (a)                                                                    300                  15,093
                                                                                                        -----------------

IRON & STEEL FOUNDRIES - 2.12%
Precision Castparts Corp.                                                                    300                  22,098
                                                                                                        -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 0.88%
Mettler Toledo International, Inc. (a)                                                       200                   9,170
                                                                                                        -----------------

MAGNETIC & OPTICAL RECORDING MEDIA - 1.81%
Komag, Inc. (a)                                                                              800                  18,816
                                                                                                        -----------------

MINING MACHINERY & EQUIPMENT - 0.75%
Bucyrus International, Inc. - Class A                                                        200                   7,788
                                                                                                        -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS - 0.76%
Usec, Inc.                                                                                   600                   7,890
                                                                                                        -----------------

MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS - 1.01%
NGP Capital Resource Co. (a)                                                                 700                  10,486
                                                                                                        -----------------

MISCELLANEOUS CHEMICAL PRODUCTS - 0.93%
Nova Chemicals Corp.                                                                         300                   9,741
                                                                                                        -----------------

MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.80%
Watts Water Technologies, Inc.                                                               600                  18,750
                                                                                                        -----------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 0.52%
Curtiss Wright Corp.                                                                         100                   5,420
                                                                                                        -----------------

MISCELLANEOUS METAL ORES - 1.87%
Cameco Corp.                                                                                 500                  19,440
                                                                                                        -----------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 0.92%
Headwaters, Inc.  (a)                                                                        300                   9,591
                                                                                                        -----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 0.70%
Doral Financial Corp.                                                                        150                   2,108
Saxon Capital, Inc.                                                                          300                   5,151
                                                                                                        -----------------
                                                                                                                   7,259
                                                                                                        -----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.44%
Oshkosh Truck Corp. (a)                                                                      200                  15,030
                                                                                                        -----------------

NATIONAL COMMERCIAL BANKS - 0.94%
Sterling Financial Corp.                                                                     300                   9,807
                                                                                                        -----------------

NATURAL GAS DISTRIBUTION - 2.53%
Southern Union Co.                                                                         1,100                  26,334
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 90.01% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

OIL & GAS FIELD SERVICES - 1.11%
Global Industries, Ltd. (a)                                                                1,200         $        11,568
                                                                                                        -----------------

PHARMACEUTICAL PREPARATIONS - 0.86%
Par Pharmaceutical Companies, Inc.                                                           300                   9,009
                                                                                                        -----------------

RAILROADS, LINE-HAUL OPERATING - 1.10%
Prospect Energy Corp.                                                                        900                  11,439
                                                                                                        -----------------

REAL ESTATE - PROPERTY MANAGEMENT - 1.20%
Levitt Corp. - Class A                                                                       500                  12,540
                                                                                                        -----------------

REAL ESTATE INVESTMENT TRUSTS - 6.59%
Aames Investment Corp.                                                                     1,500                  12,675
Newcastle Investment Corp.                                                                   500                  14,745
New Century Financial Corp.                                                                  200                   9,090
Novastar Financial, Inc.                                                                     900                  32,130
                                                                                                        -----------------
                                                                                                                  68,640
                                                                                                        -----------------

REFUSE SYSTEMS - 1.24%
WCA Waste Corp. (a)                                                                        1,400                  12,950
                                                                                                        -----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 1.71%
Commercial Capital Bancorp, Inc.                                                             400                   6,316
Indymac Bancorp, Inc.                                                                        300                  11,544
                                                                                                        -----------------
                                                                                                                  17,860
                                                                                                        -----------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 1.27%
DRS Technologies, Inc. (a)                                                                   300                  13,275
                                                                                                        -----------------

SECONDARY SMELTING & REFINING OF NONFERROUS METALS - 1.44%
Aleris International, Inc.                                                                   700                  15,022
                                                                                                        -----------------

SERVICES - BUSINESS SERVICES - 1.37%
HMS Holdings Corp. (a)                                                                     2,200                  14,256
                                                                                                        -----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.75%
Mediware Information Systems, Inc. (a)                                                       600                   7,799
                                                                                                        -----------------

SERVICES - EDUCATIONAL SERVICES - 1.69%
Nobel Learning Communities, Inc. (a)                                                       2,100                  17,640
                                                                                                        -----------------

SERVICES - ENGINEERING SERVICES - 1.48%
URS Corp. (a)                                                                                500                  15,375
                                                                                                        -----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.01%
Universal Compression Holdings, Inc. (a)                                                     300                  10,530
                                                                                                        -----------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 0.62%
Lifepoint Hospitals, Inc. (a)                                                                145                   6,445
                                                                                                        -----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 3.07%
Alliance Gaming Corp. (a)                                                                    800                   9,120
Lakes Entertainment, Inc.                                                                  1,550                  22,831
                                                                                                        -----------------
                                                                                                                  31,951
                                                                                                        -----------------

SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.63%
Kindred Healthcare, Inc.                                                                     200                   6,580
                                                                                                        -----------------


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 90.01% - CONTINUED                                                    SHARES                 VALUE
                                                                                  ---------------       -----------------

STATE COMMERCIAL BANKS - 0.55%
R&G Financial Corp. - Class B (a)                                                            400         $         5,684
                                                                                                        -----------------

STEEL PIPE & TUBES - 1.10%
Northwest Pipe Co. (a)                                                                       500                  11,500
                                                                                                        -----------------

STEEL WORKS, BLAST FURNACES & ROLLING MILLS - 0.83%
NS Group, Inc. (a)                                                                           300                   8,628
                                                                                                        -----------------

SURETY INSURANCE - 0.98%
Triad Guaranty, Inc.                                                                         200                  10,250
                                                                                                        -----------------

WATER, SEWER, PIPELINE, COMMUNICATION & POWER LINE - 1.16%
Infrasource Services, Inc. (a)                                                             1,200                  12,060
                                                                                                        -----------------

WHOLESALE - COMPUTERS & PERIPHERAL EQUIPMENT & SOFTWARE - 1.33%
Scansource, Inc. (a)                                                                         300                  13,875
                                                                                                        -----------------

WHOLESALE - HARDWARE & PLUMBING & HEATING EQUIPMENT & SUPPLIES - 1.00%
Hughes Supply, Inc.                                                                          400                  10,440
                                                                                                        -----------------

WHOLESALE - MACHINERY, EQUIPMENT & SUPPLIES - 1.97%
Aviall, Inc. (a)                                                                             700                  20,475
                                                                                                        -----------------

WHOLESALE - METALS & MINERALS - 0.87%
Uranium Resources, Inc. (a)                                                               18,900                   9,072
                                                                                                        -----------------

WHOLESALE - MISCELLANEOUS DURABLE GOODS - 1.36%
Metal Management, Inc.                                                                       700                  14,119
                                                                                                        -----------------

TOTAL COMMON STOCKS (COST $865,334)                                                                              937,870
                                                                                                        -----------------

CLOSED-END MUTUAL FUNDS -1.42%
Tortoise Energy Infrastructure Corp.                                                         504                  14,742
                                                                                                        -----------------

TOTAL CLOSED-END MUTUAL FUNDS (COST $11,630)                                                                      14,742
                                                                                                        -----------------

MONEY MARKET SECURITIES - 1.50%
Huntington Money Market Fund IV, 2.03% (b)                                                15,642                  15,642
                                                                                                        -----------------

TOTAL MONEY MARKET SECURITIES (COST $15,642)                                                                      15,642
                                                                                                        -----------------

TOTAL INVESTMENTS (COST $892,606) - 92.93%                                                               $       968,254
                                                                                                        -----------------

OTHER ASSETS LESS LIABILITIES - 7.07%                                                                             73,669
                                                                                                        -----------------

TOTAL NET ASSETS - 100.00%                                                                               $     1,041,923
                                                                                                        =================

(a)  Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005 - (UNAUDITED)

                                                                         DREMAN                 DREMAN                 DREMAN
                                                                       CONTRARIAN             CONTRARIAN             CONTRARIAN
                                                                       LARGE CAP               MID CAP               SMALL CAP
                                                                       VALUE FUND             VALUE FUND             VALUE FUND
                                                                    -----------------      -----------------     -------------------

ASSETS:
Investments in securities
     At cost                                                         $     5,040,087        $       917,161       $         892,606
                                                                    =================      =================     ===================
     At value                                                        $     5,770,969        $       981,032       $         968,254

Interest receivable                                                              228                     61                      67
Dividends receivable                                                          10,275                    953                   1,217
Receivable for investments sold                                                    -                      -                  36,834
Receivable from advisor                                                        7,965                 30,587                  41,261
Prepaid expenses                                                                 604                    902                   9,961
                                                                    -----------------      -----------------     -------------------
     TOTAL ASSETS                                                          5,790,041              1,013,535               1,057,594
                                                                    -----------------      -----------------     -------------------

LIABILITIES:
Payable for investments purchased                                                  -                      -                   8,853
Payable to affiliates                                                          4,429                  4,483                   4,537
Accrued Trustee  & officer expenses                                              822                    748                     754
Accrued expenses and other liabilities                                         3,404                  4,626                   1,527
                                                                    -----------------      -----------------     -------------------
     TOTAL LIABILITIES                                                         8,655                  9,857                  15,671
                                                                    -----------------      -----------------     -------------------

NET ASSETS:                                                          $     5,781,386        $     1,003,678       $       1,041,923
                                                                    =================      =================     ===================

NET ASSETS CONSIST OF:
Paid in capital                                                            4,963,024                894,763                 899,715
Accumulated undistributed net investment income (loss)                        38,271                    497                    (148)
Accumulated net realized gain on investments                                  49,209                 44,548                  66,708
Net unrealized appreciation (depreciation) on investments                    730,882                 63,870                  75,648
                                                                    -----------------      -----------------     -------------------

NET ASSETS:                                                          $     5,781,386            $ 1,003,678       $       1,041,923
                                                                    =================      =================     ===================

Shares outstanding                                                           489,611                 87,343                  86,881
                                                                    -----------------      -----------------     -------------------
      (unlimited number of shares authorized)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE                                                   $         11.81        $         11.49       $           11.99
                                                                    =================      =================     ===================


Redemption Price per share (a)                                       $         11.69        $         11.38       $           11.87
                                                                    =================      =================     ===================



(a)  A redemption fee of 1.00% is charged on shares held less than one year.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005

(UNAUDITED)                                                               DREMAN             DREMAN             DREMAN
                                                                        CONTRARIAN         CONTRARIAN         CONTRARIAN
                                                                        LARGE CAP            MID CAP           SMALL CAP
                                                                        VALUE FUND         VALUE FUND         VALUE FUND
                                                                      ---------------     --------------     --------------

INVESTMENT INCOME
Dividend income                                                        $      73,496       $      6,330       $      8,638
Interest income                                                                1,134                467                248
                                                                      ---------------     --------------     --------------
  TOTAL INCOMe                                                                74,630              6,797              8,886
                                                                      ---------------     --------------     --------------

EXPENSES
Investment advisor fee (a)                                                    21,118              3,822              4,587
Administration expenses                                                        6,789             12,397             12,397
Transfer agent expenses                                                        6,253              6,251              6,164
Trustee & Officers expenses                                                    4,860              5,506              5,498
Legal expenses                                                                 4,670              5,876              2,490
Fund accounting expenses                                                       2,599              9,918              9,918
Auditing expenses                                                              1,812              2,487              2,488
Insurance expenses                                                               401                401                401
24f-2 fee expenses                                                               182                 29                 29
Pricing expenses                                                                   -              3,109              3,278
Custodian expenses                                                                 -              1,130              1,864
Registration expenses                                                              -                744              8,136
Miscellaneous expenses                                                             -                 77                227
Printing expenses                                                                  -                  -                  -
                                                                      ---------------     --------------     --------------
  TOTAL EXPENSES                                                              48,684             51,747             57,477
Expenses waived and reimbursed by advisor (a)                                (12,300)           (45,443)           (50,233)
                                                                      ---------------     --------------     --------------
Total operating expenses                                                      36,384              6,304              7,244
                                                                      ---------------     --------------     --------------
NET INVESTMENT INCOME                                                         38,246                493              1,642
                                                                      ---------------     --------------     --------------


REALIZED & Unrealized Gain (Loss) on Investments
Net realized gain on investment securities                                    49,203             44,548             68,810
Change in unrealized appreciation (depreciation) on
    investment securities                                                    382,762             27,640            (22,067)
                                                                      ---------------     --------------     --------------
Net realized and unrealized gain on investment securities                    431,965             72,188             46,743
                                                                      ---------------     --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     470,211       $     72,681       $     48,385
                                                                      ===============     ==============     ==============

(a)  See note 3 in the Notes of the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               DREMAN
                                                                                             CONTRARIAN
                                                                                              LARGE CAP
                                                                                             VALUE FUND
                                                                   ---------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2005                    PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                                  (UNAUDITED)                    OCTOBER 31, 2004      (a)
                                                                   -----------------------------    ------------------------------
OPERATIONS:
  Net investment income                                             $                    38,246      $                     68,287
  Net realized gain on investment securities                                             49,203                            37,825
  Change in unrealized appreciation (depreciation)                                      382,762                           348,119
                                                                   -----------------------------    ------------------------------
  Net increase in net assets resulting from operations                                  470,211                           454,231
                                                                   -----------------------------    ------------------------------
DISTRIBUTIONS:
 From net investment income                                                             (68,262)                                -
 From net realized gain                                                                 (37,819)                                -
                                                                   -----------------------------    ------------------------------
 Total distributions                                                                   (106,081)                                -
                                                                   -----------------------------    ------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                             130,000                         4,726,969
  Reinvestment of distributions                                                         106,081                                 -
  Amount paid for shares repurchased                                                        (15)                              (10)
                                                                   -----------------------------    ------------------------------
  Net increase in net assets resulting
     from share transactions                                                            236,066                         4,726,959
                                                                   -----------------------------    ------------------------------
TOTAL INCREASE IN NET ASSETS                                                            600,196                         5,181,190
                                                                   -----------------------------    ------------------------------

NET ASSETS:
  Beginning of period                                                                 5,181,190                                 -
                                                                   -----------------------------    ------------------------------

  End of period                                                     $                 5,781,386      $                  5,181,190
                                                                   =============================    ==============================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                   $                    38,271      $                     68,287
                                                                   -----------------------------    ------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                            10,860                           469,801
  Shares issued in reinvestment of distributions                                          8,952                                 -
  Shares repurchased                                                                         (1)                               (1)
                                                                   -----------------------------    ------------------------------

  Net increase from capital share transactions                                           19,811                           469,800
                                                                   =============================    ==============================


(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            DREMAN
                                                                                          CONTRARIAN
                                                                                            MID CAP
                                                                                          VALUE FUND
                                                                ---------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2005                     PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                               (UNAUDITED)                     OCTOBER 31, 2004       (a)
                                                                -----------------------------     -----------------------------
OPERATIONS:
  Net investment income                                          $                       493       $                     1,045
  Net realized gain on investment securities                                          44,548                            13,710
  Change in unrealized appreciation (depreciation)                                    27,640                            36,231
                                                                -----------------------------     -----------------------------
  Net increase in net assets resulting from operations                                72,681                            50,986
                                                                -----------------------------     -----------------------------
DISTRIBUTIONS:
 From net investment income                                                           (1,042)                                -
 From net realized gain                                                              (13,710)                                -
                                                                -----------------------------     -----------------------------
 Total distributions                                                                 (14,752)                                -
                                                                -----------------------------     -----------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                          130,000                           750,010
  Reinvestment of distributions                                                       14,753                                 -
  Amount paid for shares repurchased                                                       -                                 -
                                                                -----------------------------     -----------------------------
  Net increase in net assets resulting
     from share transactions                                                         144,753                           750,010
                                                                -----------------------------     -----------------------------
TOTAL INCREASE IN NET ASSETS                                                         202,682                           800,996
                                                                -----------------------------     -----------------------------

NET ASSETS:
  Beginning of period                                                                800,996                                 -
                                                                -----------------------------     -----------------------------

  End of period                                                  $                 1,003,678       $                   800,996
                                                                =============================     =============================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                $                       497       $                     1,045
                                                                -----------------------------     -----------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                         11,092                            75,001
  Shares issued in reinvestment of distributions                                       1,250                                 -
  Shares repurchased                                                                       -                                 -
                                                                -----------------------------     -----------------------------

  Net increase from capital share transactions                                        12,342                            75,001
                                                                =============================     =============================


(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             DREMAN
                                                                                           CONTRARIAN
                                                                                            SMALL CAP
                                                                                           VALUE FUND
                                                                  ---------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                         APRIL 30, 2005                     PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                                 (UNAUDITED)                     OCTOBER 31, 2004      (a)
                                                                  -----------------------------     -----------------------------
OPERATIONS:
  Net investment income (loss)                                      $                    1,642       $                   (2,102)
  Net realized gain on investment securities                                            68,810                            15,413
  Change in unrealized appreciation (depreciation)                                     (22,067)                           97,715
                                                                  -----------------------------     -----------------------------
  Net increase in net assets resulting from operations                                  48,385                           111,026
                                                                  -----------------------------     -----------------------------
DISTRIBUTIONS:
 From net investment income                                                             (1,792)                                -
 From net realized gain                                                                (15,412)                                -
                                                                  -----------------------------     -----------------------------
 Total distributions                                                                   (17,204)                                -
                                                                  -----------------------------     -----------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                            132,500                           750,010
  Reinvestment of distributions                                                         17,206                                 -
  Amount paid for shares repurchased                                                         -                                 -
                                                                  -----------------------------     -----------------------------
  Net increase in net assets resulting
     from share transactions                                                           149,706                           750,010
                                                                  -----------------------------     -----------------------------
TOTAL INCREASE IN NET ASSETS                                                           180,887                           861,036
                                                                  -----------------------------     -----------------------------

NET ASSETS:
  Beginning of period                                                                  861,036                                 -
                                                                  -----------------------------     -----------------------------

  End of period                                                    $                 1,041,923       $                   861,036
                                                                  =============================     =============================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                  $                      (148)      $                         -
                                                                  -----------------------------     -----------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                           10,528                            75,001
  Shares issued in reinvestment of distributions                                         1,352                                 -
  Shares repurchased                                                                         -                                 -
                                                                  -----------------------------     -----------------------------

  Net increase from capital share transactions                                          11,880                            75,001
                                                                  =============================     =============================


(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
FINANCIAL HIGHLIGHTS


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                             DREMAN CONTRARIAN
                                                                           LARGE CAP VALUE FUND
                                                           --------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                               APRIL 30, 2005                 PERIOD ENDED
                                                                 (UNAUDITED)                OCTOBER 31, 2004       (a)
                                                           ------------------------   -----------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                        $                11.03      $                    10.00
                                                           ------------------------   -----------------------------
Income from investment operations
  Net investment income                                                       0.08                            0.15
  Net realized and unrealized gain                                            0.93                            0.88
                                                           ------------------------   -----------------------------
Total from investment operations                                              1.01                            1.03
                                                           ------------------------   -----------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                 (0.15)                              -
  From net realized gain                                                     (0.08)                              -
                                                           ------------------------   -----------------------------
Total distributions                                                          (0.23)                              -
                                                           ------------------------   -----------------------------

Net asset value, end of period                              $                11.81      $                    11.03
                                                           ========================   =============================

TOTAL RETURN (b)                                                             9.11%                          10.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $                5,781      $                    5,181
Ratio of expenses to average net assets (c)                                  1.30%                           1.55% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                         1.74%                           3.12%
Ratio of net investment income to
   average net assets (c)                                                    1.37%                           1.38%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)                              0.93%                          (0.19)%
Portfolio turnover rate                                                      3.86%                          13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b)  Not annualized and excluding sales charge.
(c)  Annualized.
(d)  The Advisor is not contractually obligated to reimburse 12b-1 expenses.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
FINANCIAL HIGHLIGHTS


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                            DREMAN CONTRARIAN
                                                                           MID CAP VALUE FUND
                                                           --------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                               APRIL 30, 2005                 PERIOD ENDED
                                                                 (UNAUDITED)                OCTOBER 31, 2004       (a)
                                                           ------------------------   -----------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                        $                10.68       $                  10.00
                                                           ------------------------   -----------------------------
Income from investment operations
  Net investment income                                                          -                            0.01
  Net realized and unrealized gain                                            1.00                            0.67
                                                           ------------------------   -----------------------------
Total from investment operations                                              1.00                            0.68
                                                           ------------------------   -----------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                 (0.01)                              -
  From net realized gain                                                     (0.18)                              -
                                                           ------------------------   -----------------------------
Total distributions                                                          (0.19)                              -
                                                           ------------------------   -----------------------------

Net asset value, end of period                              $                11.49       $                   10.68
                                                           ========================   =============================

TOTAL RETURN (b)                                                              9.38%                           6.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $                1,004       $                     801
Ratio of expenses to average net assets (c)                                   1.40%                           1.65% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                         11.49%                          11.80%
Ratio of net investment income to
   average net assets (c)                                                     0.11%                           0.16%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)                              (9.98)%                         (9.99)%
Portfolio turnover rate                                                      47.61%                         125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b)  Not annualized and excluding sales charge.
(c)  Annualized.
(d)  The Advisor is not contractually obligated to reimburse 12b-1 expenses.


See accompanying notes which are an integral part of the financial statements.

DREMAN FUNDS
FINANCIAL HIGHLIGHTS


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                              DREMAN CONTRARIAN
                                                                            SMALL CAP VALUE FUND
                                                           --------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                               APRIL 30, 2005                 PERIOD ENDED
                                                                 (UNAUDITED)                OCTOBER 31, 2004       (a)
                                                           ------------------------   -----------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                        $                11.48       $                   10.00
                                                           ------------------------   -----------------------------
Income from investment operations
  Net investment income (loss)                                                0.02                           (0.03)
  Net realized and unrealized gain                                            0.72                            1.51
                                                           ------------------------   -----------------------------
Total from investment operations                                              0.74                            1.48
                                                           ------------------------   -----------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                 (0.02)                              -
  From net realized gain                                                     (0.21)                              -
                                                           ------------------------   -----------------------------
Total distributions                                                          (0.23)                              -
                                                           ------------------------   -----------------------------

Net asset value, end of period                              $                11.99       $                   11.48
                                                           ========================   =============================

TOTAL RETURN (b)                                                              5.86%                          14.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $                1,042       $                     861
Ratio of expenses to average net assets (c)                                   1.50%                           1.75% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                         11.90%                          12.19%
Ratio of net investment income to
   average net assets (c)                                                     0.34%                          (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)                             (10.06)%                        (10.75)%
Portfolio turnover rate                                                      52.29%                          72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b)  Not annualized and excluding sales charge.
(c)  Annualized.
(d)  The Advisor is not contractually obligated to reimburse 12b-1 expenses.


See accompanying notes which are an integral part of the financial statements.

                                  DREMAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

Dreman Contrarian Large Cap Value Fund ("Large Cap Value Fund"), Dreman Contrarian Mid Cap Value Fund ("Mid Cap Value Fund"), and Dreman Contrarian Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund" and, collectively the "Funds") each was organized as a diversified series of Unified Series Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is a series of funds currently authorized by the Trustees. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                  DREMAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis which are recorded on the ex-dividend date. Each Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement between the Trust and the Advisor (collectively, the "Agreements") for each Fund, the Advisor manages the Fund's investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2005, the Advisor earned fees of $21,118, $3,822, and $4,587 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2007. For the six months ended April 30, 2005 the Advisor waived management fees and reimbursed expenses of $12,300, $45,443, and $50,233 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2005 the Advisor owed $7,965, $30,587, and $41,261 to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.07% of the Fund's average daily net assets from $50 million to $100 million and 0.05% of the Fund's average daily net assets over $100 million to $150 million and 0.03% of the Fund's average daily net assets over $150 million (subject to a $2,500 minimum monthly fee). For the six months ended April 30, 2005, Unified received fees of $6,789, $12,397, and $12,397 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. All expense accruals and cash expense payments are periodically reviewed to ensure the fund administration minimum charges are compliant with contractual terms.

                                  DREMAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out of pocket expenses). For the six months ended April 30, 2005, Unified received transfer agent fees of $5,217, $5,951 and $5,975 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $1,036, $300 and $189 reimbursement of out of pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Fund, respectively. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month). For the six months ended April 30, 2005, Unified received fees of $2,599, $9,918 and $9,918 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

A Trustee and officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of shares of the Funds. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, they may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                                 LARGE CAP            MID CAP           SMALL CAP
                                                VALUE FUND           VALUE FUND        VALUE FUND
                                            --------------------  -----------------  ----------------
     PURCHASES
            U.S. Government Obligations                       -                  -                 -
            Other                             $         377,624      $     530,357     $     585,467
     SALES
           U.S. Government Obligations                        -                  -                 -
           Other                              $         212,072      $     407,888     $     479,327

As of April 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

                                     LARGE CAP       MID CAP      SMALL CAP
                                     VALUE FUND    VALUE FUND     VALUE FUND
                                    ------------- -------------- -------------
          Gross Appreciation         $   941,963    $    98,734   $   121,568
          Gross (Depreciation)          (211,081)       (34,864)      (45,920)
                                    ------------- -------------- -------------

          Net Appreciation
          on Investments             $   730,882    $    63,870   $    75,648
                                    ============= ============== =============

At April 30, 2005, the aggregate cost of securities for federal income tax purposes were $5,040,087, $917,161, and $892,606 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

                                  DREMAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)


NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, David N. Dreman held 93.18% of the voting shares of the Large Cap Value Fund, 58.20% of the voting shares of the Mid Cap Value Fund, and 58.59% of the voting shares of the Small Cap Value Fund. David N. Dreman is the majority owner and an officer of the Advisor. As of April 30, 2005, the Dreman Capital Management Profit Sharing Plan, a related party to the Advisor, held 41.80% and 41.19% of the voting shares of the Mid Cap Value Fund and the Small Cap Value Fund, respectively.

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

There  have  been  no  distributions   made  by  the  Funds  during  the  period
(commencement of operations) through October 31, 2004.

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                        DREMAN          DREMAN          DREMAN
                                                        LARGE CAP       MID CAP         SMALL CAP
                                                        ---------       --------        ----------
Undistributed ordinary income                           $ 68,287        $  1,045        $        -
Accumulated undistributed long-term capital gain          37,825          13,710            13,311
Unrealized appreciation (depreciation)                   348,119          36,231            97,715
                                                        --------        --------        ----------
                                                        $454,231        $ 50,986        $  111,026
                                                        --------        --------        ----------

On December 29, 2004,  the Large Cap Value Fund paid an income  distribution  of
$0.1453 per share or $68,262 and a short term capital gain distribution of $0.0805 per share or $37,819 to shareholders of record on December 28, 2004.

On December  29,  2004,  the Mid Cap Value Fund paid an income  distribution  of
$0.0139 per share or $1,043 and a short term capital gain distribution of $0.1828 per share or $13,710 to shareholders of record on December 28, 2004.

On December 29, 2004,  the Small Cap Value Fund paid an income  distribution  of
$0.0239 per share or $1,792 and a short term capital gain distribution of $0.2055 per share or $15,412 to shareholders of record on December 28, 2004.

                                  DREMAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8.  SUBSEQUENT EVENT

The Board of Trustees of the Trust (the "Board") has approved a reorganization (the "Reorganization") by which the Corbin Fund would be reorganized into the Dreman Contrarian Small Cap Value Fund (the "Dreman Fund"). The Dreman Fund's investment objective and investment policies are the same as of the Corbin Fund, although the strategies used by each Fund's adviser to achieve the investment objectives differs. The Reorganization arises out of a recent agreement between Corbin & Company ("Corbin"), the investment adviser to the Corbin Fund, and Dreman Value Management, LLC ("Dreman"), the investment adviser to the Dreman Fund, pursuant to which Corbin agreed to assist Dreman in the transfer of the Corbin Fund's assets to the Dreman Fund, subject to approval by the Board and the shareholders of the Corbin Fund.

If Corbin Fund shareholders approve the Reorganization, the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund. The Dreman Fund will simultaneously issue shares to the Corbin Fund in an amount equal to the net asset value of the outstanding shares of the Corbin Fund. Immediately thereafter, the Corbin Fund will distribute these shares of the Dreman Fund to its shareholders. After distributing these shares, the Corbin Fund will be dissolved. When the Reorganization is complete, Corbin Fund shareholders will hold shares of the Dreman Fund. The value of the Dreman Fund shares received in the Reorganization will equal the value of the Corbin Fund shares held immediately prior to the Reorganization. After the Reorganization, the Dreman Fund will continue to operate as a series of the Trust, with the investment objective and investment policies and practices described in the Combined Prospectus/Proxy Statement.

                                  PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 247-1014 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                           -----------

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204







This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                                [LOGO OMITTED]

                              WHERE THE GROWTH IS

                                   GLOBALT R
                                  GROWTH FUND



                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                                 APRIL 30, 2005






                                GLOBALT R, INC.

                           3060 PEACHTREE ROAD, N.W.
                         ONE BUCKHEAD PLAZA, SUITE 225
                             ATLANTA, GEORGIA 30305

                                 1-877-289-4769

FUND HOLDINGS - (UNAUDITED)
-------------

         GLOBALT GROWTH FUND PORTFOLIO ANALYSIS AS OF APRIL 30, 2005 1

                                [GRAPH OMITTED]

Securities with Market Cap above $100 Billion - 9.11%
Securities with Market Cap between $50 & $100 billion - 22.18%
Securities with Market Cap between $25 & $50 billion - 10.64%
Securities with Market Cap between $3 & $25 billion - 48.27%
Securities with Market Cap below $3 billion - 8.45%
Money Market Securities - 3.63%
Liabilities in excess of other assets - (2.28)%

1As a percent of the net assets

The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more).


AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available at the SEC's website at
www.sec.gov.  The  Fund's  Forms N-Q may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =

8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- ------------------------------------
       GLOBALT GROWTH FUND          BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE             NOVEMBER 1, 2004 - APRIL 30,
                                    NOVEMBER 1, 2004         APRIL 30, 2005                      2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,033.40                         $5.90

---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,018.99                         $5.86

---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 98.65%                                                                       SHARES                  VALUE
                                                                                       --------------------   -------------------

AGRICULTURE CHEMICALS - 0.84%
Scotts Co. (The) (a)                                                                                   900     $          65,160
                                                                                                              -------------------

AIRCRAFT ENGINES & ENGINE PARTS - 2.23%
United Technologies Corp.                                                                            1,700               172,924
                                                                                                              -------------------

BEVERAGES - 1.50%
Pepsico, Inc.                                                                                        2,100               116,844
                                                                                                              -------------------

BIOLOGICAL PRODUCTS - 3.48%
Charles River Laboratories International, Inc. (a)                                                   2,800               132,636
Gilead Sciences, Inc.                                                                                3,700               137,270
                                                                                                              -------------------
                                                                                                                         269,906
                                                                                                              -------------------

CALCULATING & ACCOUNTING MACHINES - 1.74%
Diebold, Inc.                                                                                        2,800               135,436
                                                                                                              -------------------

COMPUTER COMMUNICATION EQUIPMENT - 1.28%
Juniper Networks, Inc. (a)                                                                           4,400                99,396
                                                                                                              -------------------

COMPUTER PERIPHERAL EQUIPMENT - 1.37%
Xerox Corp. (a)                                                                                      8,000               106,000
                                                                                                              -------------------

COMPUTER STORAGE EQUIPMENT - 1.88%
EMC Corp. (a)                                                                                       11,100               145,632
                                                                                                              -------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 2.15%
Caterpillar, Inc.                                                                                    1,900               167,295
                                                                                                              -------------------

DRILLING OIL & GAS WELLS - 2.78%
Ensco International, Inc.                                                                            4,500               146,700
Patterson-UTI Energy, Inc.                                                                           2,900                69,513
                                                                                                              -------------------
                                                                                                                         216,213
                                                                                                              -------------------

ELECTRONIC COMPUTERS - 2.20%
Dell Computer Corp. (a)                                                                              4,900               170,667
                                                                                                              -------------------

ELECTRONMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.10%
St. Jude Medical, Inc.                                                                               4,000               156,120
Medtronic, Inc.                                                                                      1,600                84,320
                                                                                                              -------------------
                                                                                                                         240,440
                                                                                                              -------------------

GRAIN MILL PRODUCTS - 2.20%
Kellogg Co.                                                                                          3,800               170,810
                                                                                                              -------------------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 1.04%
Goodrich Corp.                                                                                       2,000                80,600
                                                                                                              -------------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.34%
Unitedhealth Group, Inc.                                                                             1,100               103,961
                                                                                                              -------------------

INDUSTRIAL INORGANIC CHEMICALS - 0.76%
Air Products & Chemicals, Inc.                                                                       1,000                58,730
                                                                                                              -------------------


See accompanying notes which are an integral part of the financial statements.

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 98.65% - CONTINUED                                                           SHARES                  VALUE
                                                                                       --------------------   -------------------

MACHINE TOOLS, METAL CUTTING TYPES - 1.58%
Kennametal, Inc.                                                                                     2,700     $         122,310
                                                                                                              -------------------

MISCELLANEOUS BUSINESS CREDIT INSTITUTION - 0.07%
PHH Corp. (a)                                                                                          240                 5,364
                                                                                                              -------------------

MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS - 1.51%
McCormick & Company, Inc.                                                                            3,400               117,606
                                                                                                              -------------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.81%
Eaton Corp.                                                                                          2,400               140,880
                                                                                                              -------------------

NATIONAL COMMERCIAL BANKS - 3.28%
Wachovia Corp.                                                                                       2,400               122,832
Wells Fargo & Co.                                                                                    2,200               131,868
                                                                                                              -------------------
                                                                                                                         254,700
                                                                                                              -------------------

PAPER MILLS - 0.02%
Neenah Paper, Inc.                                                                                      60                 1,805
                                                                                                              -------------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.43%
Estee Lauder Co.                                                                                     2,900               111,389
                                                                                                              -------------------

PHARMACEUTICAL PREPARATIONS - 15.25%
Abbott Laboratories                                                                                  3,600               176,976
Amylin Pharmaceuticals, Inc. (a)                                                                     6,500               110,500
Barr Pharmceuticals, Inc.                                                                            3,100               160,766
Genentech, Inc.                                                                                      2,500               177,350
Ivax Corp.                                                                                           5,100                96,390
Johnson & Johnson                                                                                    2,400               164,712
Pfizer, Inc.                                                                                         5,000               135,850
Wyeth                                                                                                3,600               161,784
                                                                                                              -------------------
                                                                                                                       1,184,328
                                                                                                              -------------------

PLASTIC MAIL, SYNTHETIC RESIN/RUBBER, CELLULOS(NO GLASS) - 1.82%
Dupont E I De Nemours & Co.                                                                          3,000               141,330
                                                                                                              -------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.60%
Motorola, Inc.                                                                                       8,100               124,254
                                                                                                              -------------------

REAL ESTATE AGENTS & MANAGERS (FOR OTHERS) - 1.85%
Cendant Corp.                                                                                        7,200               143,352
                                                                                                              -------------------

RETAIL - APPAREL & ACCESSORY STORES - 1.22%
Pacific Sunwear of California, Inc. (a)                                                              4,200                94,962
                                                                                                              -------------------

RETAIL - AUTO & HOME SUPPLY STORES - 0.96%
Advance Auto Parts, Inc. (a)                                                                         1,400                74,690
                                                                                                              -------------------

RETAIL - DRUG STORES AND PROPRIETARY STORES - 1.80%
Caremark RX, Inc. (a)                                                                                3,500               140,175
                                                                                                              -------------------


See accompanying notes which are an integral part of the financial statements.

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 98.65% - CONTINUED                                                           SHARES                  VALUE
                                                                                       --------------------   -------------------


RETAIL - EATING PLACES - 1.33%
YUM Brands, Inc.                                                                                     2,200     $         103,312
                                                                                                              -------------------

RETAIL - FAMILY CLOTHING STORES - 1.50%
American Eagle Outfitters, Inc.                                                                      2,100                55,062
TJX Companies, Inc.                                                                                  2,700                61,155
                                                                                                              -------------------
                                                                                                                         116,217
                                                                                                              -------------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.92%
Staples, Inc.                                                                                        7,800               148,746
                                                                                                              -------------------

RETAIL - RETAIL STORES - 1.48%
Petsmart, Inc.                                                                                       4,300               114,595
                                                                                                              -------------------

RUBBER & PLASTICS FOOTWEAR - 1.58%
Nike, Inc.                                                                                           1,600               122,896
                                                                                                              -------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.20%
Goldman Sachs Group, Inc.                                                                            1,600               170,864
                                                                                                              -------------------

SEMICONDUCTORS & RELATED DEVICES - 3.65%
Freescale Semiconductor Inc. - Class B (a)                                                             894                16,861
International Rectifier Corp. (a)                                                                    3,300               140,382
National Semiconductor Corp.                                                                         6,600               125,928
                                                                                                              -------------------
                                                                                                                         283,171
                                                                                                              -------------------

SERVICES - BUSINESS SERVICES - 1.35%
eBay, Inc.                                                                                           3,300               104,709
                                                                                                              -------------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.49%
Scientific Games Corp. (a)                                                                           5,400               115,938
                                                                                                              -------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 0.95%
VeriSign, Inc. (a)                                                                                   2,800                74,088
                                                                                                              -------------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 2.11%
Community Health Systems, Inc. (a)                                                                   4,500               164,025
                                                                                                              -------------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.94%
The Walt Disney Co.                                                                                  5,700               150,480
                                                                                                              -------------------

SERVICES - PREPACKAGED SOFTWARE - 3.28%
Computer Associates International,  Inc.                                                                72                 1,937
Microsoft Corp.                                                                                      5,500               139,150
Oracle Corp. (a)                                                                                     9,800               113,288
                                                                                                              -------------------
                                                                                                                         254,375
                                                                                                              -------------------


See accompanying notes which are an integral part of the financial statements.

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 98.65% - CONTINUED                                                           SHARES                  VALUE
                                                                                       --------------------   -------------------


SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.74%
Procter & Gamble, Inc.                                                                               2,500             $ 135,375
                                                                                                              -------------------

SPECIAL INDUSTRY MACHINERY - 1.95%
Lam Research Corp. (a)                                                                               5,900               151,335
                                                                                                              -------------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.39%
Baxter International, Inc.                                                                           2,900               107,590
                                                                                                              -------------------

WHOLESALE-DURABLE GOODS - 1.64%
Grainger WW, Inc.                                                                                    2,300               127,167
                                                                                                              -------------------

WHOLESALE-PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.22%
Fisher Scientific International, Inc. (a)                                                            1,600                95,008
                                                                                                              -------------------

TRUCKING & COURIER SERVICES - 1.84%
United Parcel Service, Inc. - Class B                                                                2,000               142,620
                                                                                                              -------------------

TOTAL COMMON STOCKS (COST $7,092,848)                                                                                  7,659,670
                                                                                                              -------------------

MONEY MARKET SECURITIES - 3.63%
Huntington Money Market Fund - Investment Shares, 1.78% (b)                                        282,026               282,026
                                                                                                              -------------------

TOTAL MONEY MARKET SECURITIES (COST $282,026)                                                                            282,026
                                                                                                              -------------------

TOTAL INVESTMENTS (COST $7,374,874) - 102.28%                                                                  $       7,941,696
                                                                                                              -------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.28)%                                                                         (177,014)
                                                                                                              -------------------

TOTAL NET ASSETS - 100.00%                                                                                     $       7,764,682
                                                                                                              ===================

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2005


See accompanying notes which are an integral part of the financial statements.

     GLOBALT GROWTH FUND
     STATEMENT OF ASSETS AND LIABILITIES
     APRIL 30, 2005
     (UNAUDITED)


     ASSETS
     Investments in securities, at value (cost $7,374,874)                                            $      7,941,696
     Interest receivable                                                                                            60
     Dividends receivable                                                                                        3,874
     Receivable for securities sold                                                                             68,357
     Receivable for Fund shares sold                                                                             7,731
                                                                                                     ------------------
          TOTAL ASSETS                                                                                       8,021,718
                                                                                                     ------------------

     LIABILITIES
     Payable for securities purchased                                                                          250,908
     Accrued advisory fees                                                                                       5,956
     Trustees fees payable                                                                                         164
     Payable for Fund shares redeemed                                                                                8
                                                                                                     ------------------
          TOTAL LIABILITIES                                                                                    257,036
                                                                                                     ------------------

     NET ASSETS                                                                                       $      7,764,682
                                                                                                     ==================


     NET ASSETS CONSIST OF:
     Paid in capital                                                                                  $     10,542,983
     Accumulated undistributed net investment income                                                            17,781
     Accumulated net realized (loss) from investment transactions                                           (3,362,904)
     Net unrealized appreciation on investments                                                                566,822
                                                                                                     ------------------

     NET ASSETS                                                                                       $      7,764,682
                                                                                                     ==================


     Shares outstanding (unlimited number of shares authorized)                                                612,767
                                                                                                     ------------------

     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                         $          12.67
                                                                                                     ==================


See accompanying notes which are an integral part of the financial statements.

       GLOBALT GROWTH FUND
       STATEMENT OF OPERATIONS
       SIX MONTHS ENDED APRIL 30, 2005
       (UNAUDITED)


       INVESTMENT INCOME:
       Dividend income                                                          $     66,869
       Interest income                                                                   275
                                                                               --------------
            TOTAL INVESTMENT INCOME                                                   67,144
                                                                               --------------

       EXPENSES:
       Investment advisor fees (a)                                                    49,363
       Trustee expense                                                                 2,532
                                                                               --------------
            TOTAL EXPENSES                                                            51,895
       Expenses waived by advisor (a)                                                 (2,532)
                                                                               --------------
       Net operating expenses                                                         49,363
                                                                               --------------
       NET INVESTMENT INCOME                                                          17,781
                                                                               --------------

       REALIZED & Unrealized Gain (Loss)
       Net realized gain on investment securities                                    550,836
       Change in unrealized appreciation (depreciation)
            on investment securities                                                (270,318)
                                                                               --------------
       Net realized and unrealized gain on investment securities                     280,518
                                                                               --------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    298,299
                                                                               ==============


       (a) See Note 3 in the notes to the financial statements.


See accompanying notes which are an integral part of the financial statements.

GLOBALT GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED         FOR THE
                                                                              APRIL 30, 2005         YEAR ENDED
                                                                                (UNAUDITED)       OCTOBER 31, 2004
                                                                             ------------------  --------------------
          INCREASE (DECREASE) IN NET ASSETS
          OPERATIONS:
               Net investment income (loss)                                   $         17,781    $          (32,599)
               Net realized gain on investment securities                              550,836               923,506
               Change in unrealized appreciation (depreciation)                       (270,318)             (472,970)
                                                                             ------------------  --------------------
               Net increase in net assets resulting from operations                    298,299               417,937
                                                                             ------------------  --------------------

          CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold                                               456,187             1,169,442
               Amount paid for repurchase of shares                                 (1,213,155)           (2,073,185)
                                                                             ------------------  --------------------
               Net (decrease) from share transactions                                 (756,968)             (903,743)
                                                                             ------------------  --------------------
          TOTAL (DECREASE) IN NET ASSETS                                              (458,669)             (485,806)
                                                                             ------------------  --------------------

          NET ASSETS
          Beginning of period                                                        8,223,351             8,709,157
                                                                             ------------------  --------------------

          End of period                                                       $      7,764,682    $      8,223,351682
                                                                             ==================  ====================

          Accumulated undistributed net investment income                     $         17,781    $                -
                                                                             ------------------  --------------------

          CAPITAL SHARE TRANSACTIONS:
          Shares sold                                                                   34,850                96,756
          Shares repurchased                                                           (92,698)             (171,072)
                                                                             ------------------  --------------------

          Net (decrease) from capital share transactions                               (57,848)              (74,316)

          Shares outstanding, beginning of period                                      670,615               744,931
                                                                             ------------------  --------------------

          Shares outstanding, end of period                                            612,767               670,615
                                                                             ==================  ====================


See accompanying notes which are an integral part of the financial statements.

GLOBALT GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                    SIX MONTHS
                                                       ENDED                          FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2005     -------------------------------------------------------------
                                                     (UNAUDITED)        2004          2003         2002         2001         2000
                                                  -----------------   ---------   ----------    ----------    --------    ---------

SELECTED PER SHARE DATA
Net asset value, beginning of year                 $          12.26    $  11.69    $    9.52     $   12.17     $ 20.72     $ 19.53
                                                  -----------------   ---------   ----------    ----------    --------    ---------
Income from investment operations
      Net investment income (loss)                             0.03       (0.05)       (0.05)(a)     (0.06)(a)   (0.07)(a) (0.09)(a)
      Net realized and unrealized gain (loss)                  0.38        0.62         2.30         (2.59)      (6.33)     2.23
                                                  -----------------   ---------   ----------    ----------    --------    ---------
Total from investment operations                               0.41        0.57         2.25         (2.65)      (6.40)     2.14
                                                  -----------------   ---------   ----------    ----------    --------    ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
      From net realized gain                                      -           -        (0.08)            -       (2.15)    (0.95)
                                                  -----------------   ---------   ----------    ----------    --------    ---------
Total distributions                                               -           -        (0.08)            -       (2.15)    (0.95)
                                                  -----------------   ---------   ----------    ----------    --------    ---------

Net asset value, end of year                       $          12.67    $  12.26    $   11.69     $    9.52     $ 12.17     $ 20.72
                                                  =================   =========   ==========    ==========    ========    =========

TOTAL RETURN (b)                                              3.34% (c)   4.88%       23.68%       -21.77%     -32.87%       10.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000)                      $          7,765    $  8,223    $   8,709     $   7,817     $12,946     $ 21,110
Ratio of expenses to average net assets                       1.17% (d)   1.17%        1.17%         1.17%       1.30%        1.18%
Ratio of expenses to average net assets
      before waiver & reimbursement                           1.23% (d)   1.19%        1.20%         1.20%       1.32%        1.18%
Ratio of net income (loss) to average
      net assets                                              0.42% (d)  (0.36%)      (0.42)%       (0.49)%     (0.44)%     (0.45)%
Ratio of net income (loss) to average
      net assets before waiver & reimbursement                0.36% (d)  (0.38%)      (0.45)%       (0.51)%     (0.46)%     (0.45)%
Portfolio Turnover Rate                                      62.68%     144.34%       123.97%       180.19%     244.82%     159.09%


(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  Not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term growth of capital. The Fund's advisor is GLOBALT, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. When pricing securities using the fair value guidelines adopted by the Board, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED

determined in good faith by the Advisor, in conformity with guidelines adopted by, and subject to review of, the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund, under the terms of the management agreement (the "Agreement"), manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage costs, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2005, the Advisor earned a fee of $49,363 from the Fund. The Advisor has contractually agreed through February 28, 2006 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.17% of average daily net assets. For the six month ended April 30, 2005, the Advisor waived management fees of $2,532. As of April 30, 2005 the Fund owed $5,956 to the Advisor for advisory services.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

the Fund per the Agreement. A Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2005. A Trustee of the Trust has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and certain officers of the Trust are officers of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

For the six month ended April 30, 2005, purchases and sales of investment securities, other than short-term investments, were as follows:

                                                       AMOUNT
                                                  ---------------
             PURCHASES
                  U.S. Government Obligations      $           -
                  Other                                5,234,700
             SALES
                  U.S. Government Obligations      $           -
                  Other                                6,013,563

As of April 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

                                             AMOUNT
                                     -----------------------
              Gross Appreciation        $          828,497
              Gross (Depreciation)                (261,675)

                                     -----------------------
              Net Appreciation on
              Investments               $          566,822
                                     =======================

At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $7,374,874.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Mercer Trust Company, for the benefit of others, owned 26.19% of the Fund and thus may be deemed to control the Fund.

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 7. CAPITAL LOSS CARRYFORWARD - CONTINUED

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,910,737, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

                          Year of Expiration        Amount
                          --------------------  ----------------
                                 2009             $   1,484,842
                                 2011             $   2,425,895

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended October 31, 2004 and six months ended April 30, 2005, the Fund made no distributions.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

                                     2004            2003
                                 -------------  ---------------
Ordinary income                   $         -     $          -
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -           63,062
                                 -------------  ---------------
                                  $         -     $     63,062
                                 =============  ===============

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)            $             -
Undistributed long-term capital gain/(accumulated losses)          (3,910,737)
Unrealized appreciation/(depreciation)                                834,137
                                                             -----------------
                                                              $    (3,076,600)
                                                             =================


The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

                                OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (877) 289-4769 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

                        APPROVAL OF MANAGEMENT AGREEMENT

At an in-person meeting held on March 14, 2005, the Board of Trustees of Unified Series Trust, including a majority of the independent Trustees, approved the renewal of the management agreement with GLOBALT, Inc. on behalf of the GLOBALT Growth Fund. Prior to making their decision, the Trustees reviewed performance and expense analyses prepared by the administrator which compared the Fund's performance, investment advisory fee and total fund expenses (after reimbursement by the Advisor) to those of other mutual funds with similar investment objectives, management styles and assets under management (the "peer group"). The Trustees also requested information from the Advisor to assist them in evaluating the management agreement, including a description of the Advisor's compliance program, a copy of the Advisor's current financial statements and Form ADV Part II, which discusses the advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the advisor that it is not involved in any material legal proceedings or securities enforcement proceedings. The Trustees noted that there were no proposed changes to the existing agreement. GLOBALT, Inc. advised the Board that it would agree to continue capping the Fund's expenses at 1.17% of its average daily net assets through February 28, 2006.

The Trustees reviewed analyses prepared by the Administrator of the Fund's performance, investment advisory fee and total expenses (after reimbursement) compared to its peer group, copies of which were provided at the meeting. The Trustees noted that the Fund had outperformed its benchmark for the period. The Board then contacted Mr. Gary Fullam of GLOBALT, Inc. via teleconference to discuss the Fund's performance and to review the advisor's balance sheet and income statement. Mr. Fullam advised the Board that GLOBALT, Inc. currently has approximately $1 billion in assets under management. He discussed trends in the large cap growth category and new business initiatives at the firm. He also advised the Board that his firm does not engage in soft dollar arrangements using Fund brokerage commissions.

The Trustees noted that although the Fund's management fee is slightly higher than the average of its peer group, the Fund's total expense ratio is significantly lower than the average expense ratio of its peer group, 1.17% (after reimbursement by the Advisor) for the Fund compared to an average of 1.59% for its peer group. The Trustees also noted that the Fund's returns were aligned with the returns of its peer group. The Trustees noted that the Advisor does not engage in so-called soft dollar arrangements by which brokers provide research to the Fund or the Advisor in return for allocated Fund brokerage. Finally, the Trustees discussed the fact that the Advisor appears to be financially stable with a broad asset base. Based on the factors discussed at the meeting and, in particular, the Fund's solid performance and low overall expense ratio, the Trustees, including the Independent Trustees voting separately, unanimously determined that the continuance of the Management Agreement between the Trust and GLOBALT, Inc. on behalf of the GLOBALT Growth Fund was in the best interests of the Fund and its shareholders.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
GLOBALT Inc.
3060 Peachtree Rd., N.W.
One Buckhead Plaza, Suite 225
Atlanta, GA 30305

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204












This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                     ====================================
                            MARATHON VALUE PORTFOLIO
                      ====================================












                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                                   (UNAUDITED)








                                  FUND ADVISOR:


                         SPECTRUM ADVISORY SERVICES INC.
                       1050 CROWN POINT PARKWAY, SUITE 750
                                ATLANTA, GA 30338
                            WWW.SPECTRUMADVISORY.COM

                        MANAGEMENT DISCUSSION & ANALYSIS
                        --------------------------------

Once again, Marathon Value Portfolio ("Marathon") outperformed its S&P 500 benchmark, thereby making the tenth time in the eleven six-month reporting periods that Marathon has bested the S&P 500. For the six-month reporting period ending April 30, 2005, total return of Marathon was +3.39% while, for the same period, the S&P 500's total return was +3.28%. From March 28, 2000 through April 30, 2005, Marathon's total return was +50.52%; the S&P 500 total return for the same period was -16.95%, for a total return differential of +67.47% for Marathon. Morningstar1 has given the Fund its 5-Star rating based on our five-year performance. The Fund's excellence was also recognized by Lipper2, which currently rates the Fund a "Lipper Leader" in Total Return, Consistent Return and Preservation for the Multi-Cap Core category. At its fifth anniversary, the Fund ranked 30th of 337 funds within the Lipper Multi-Cap Core category for its five-year performance.

1 Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and risk factor that reflects performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive 5 stars; the next 22.5% receive 4 stars; the next 33% receive 3 stars; the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating metrics. Marathon Value was ranked 8th out of 877 funds in the "Large Blend" Category for the five years ending June 16, 2005.

2 Lipper is an independent source that evaluates mutual fund performance in various categories. Lipper scores for Total Return reflect funds' historical total return performance relative to peers. Lipper scores for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers. Lipper scores for Preservation reflect funds' historical loss-avoidance relative to other funds within the same asset class. The highest 20% of funds in each classification are named Lipper Leaders for, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. The scores are subject to change every month. Lipper ratings for Total Return, Consistent Return and Preservation reflect funds' historical total return performance relative to peers as of April 30, 2005. For more information and a complete list of the Lipper scores for each category, as well as an explanation of the methodology used to calculate them, you can visit www.lippersleaders.com. Lipper ratings are not intended to predict
              ----------------------
future results, and Lipper does not guarantee the accuracy of this information. Copyright 2005, Reuters, All Rights Reserved.

                               PERFORMANCE SUMMARY
                               -------------------

------------------------------------------------------------------------------------------------------------------------------------
         Total Returns for the period March 28, 2000 through April 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
              2000*     2001*   2002*     2003*     2004*    2005*    12 MONTH  3 YEAR   5 YEAR                AVERAGE    FINAL
                                                                                                    TOTAL      ANNUAL     VALUE
                                                                                                    RETURN     RETURN     OF A
                                                                                                    SINCE      SINCE      $10,000
                                                                                                    INCEPTION  INCEPTION* INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Marathon
 Value
Portfolio**   16.06%    4.70%   -11.00%   26.20%    14.03%   -3.27%   6.99%     23.43%    43.30%    50.52%      8.37%     $15,052
------------------------------------------------------------------------------------------------------------------------------------
 S&P500***   -11.67%  -11.89%   -22.10%   28.68%    10.88%   -4.00%   6.34%     13.28%   -13.86%   -16.95%     -3.58%     $8,305


------------------------------------------------------------------------------------------------------------------------------------


*March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2001, 2002, 2003, & 2004 are for calendar year. Returns for 2005 are from 12/31/04 through 04/30/05. Returns are not annualized, except where noted.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-788-6086.

** Return figures reflect any change in price per share and assume the reinvestment of all distributions.
*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes, commissions and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

                   COMPARISON OF A $10,000 INVESTMENT IN THE
                 MARATHON VALUE PORTFOLIO AND THE S&P 500 INDEX

                                [GRAPH OMITTED]

             S&P 500 Index $8,305              Marathon Value Portfolio $15,052


03/28/00            10,000                                   10,000
03/31/00             9,941                                   10,000
06/30/00             9,677                                   10,558
09/30/00             9,583                                   10,773
12/31/00             8,833                                   11,606
03/31/01             7,786                                   11,422
06/30/01             8,242                                   12,039
09/30/01             7,032                                   11,336
12/31/01             7,783                                   12,151
03/31/02             7,805                                   12,381
06/30/02             6,759                                   11,604
09/30/02             5,591                                   10,117
12/31/02             6,063                                   10,814
03/31/03             5,872                                   10,438
06/30/03             6,776                                   11,996
09/30/03             6,955                                   12,305
12/01/03             7,802                                   13,647
03/31/04             7,934                                   14,125
06/30/04             8,071                                   14,581
09/30/04             7,920                                   14,414
12/31/04             8,651                                   15,561
03/01/05             8,465                                   15,504
04/30/05             8,305                                   15,052


The chart above assumes an initial investment of $10,000 made on March 28, 2000 (the date Spectrum Advisory Services assumed management of Marathon) and held through April 30, 2005. The Fund's return represents past performance and does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


Three of the four top contributors to six-month performance were health care companies, Cardinal Health (1.93% of assets), Becton Dickinson (1.78%) and Abbott Laboratories (1.68%). The second largest contributor was a South African company which is the leader in the conversion of natural gas to more valuable petroleum liquids, Sasol Ltd. (1.39%). Office Depot (1.19%) rebounded strongly during this period in part because it named a well respected retailer as its new CEO.

The four largest drags on performance came from stocks which still show a large profit for us but which had short term setbacks, Costco Wholesale (1.41%), Zebra Technologies Class A (1.60%), Reading International Class A (0.59%) and Dionex (1.00%). Their decline led us to purchase more of all except Zebra Technologies.

At the end of the period, cash was unusually high as there was some astute buying of the Fund in April. With the recent price declines, we expect to buy more of our existing holdings as well as some new ideas which are being researched.

We are making important enhancements to our operations and our research capabilities. We see no reason why Marathon will not continue to be an excellent choice for investors.


The Fund's investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. The prospectus should be read carefully before
          ---------------------
investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

FUND HOLDINGS - (UNAUDITED)
-------------

                           MARATHON VALUE PORTFOLI 1

                                [GRAPH OMITTED]

                         Consumer Discretionary - 10.04%
                         Consumer Staples - 6.40%
                         Energy - 4.73%
                         Financials 12.44%
                         Healthcare - 12.48%
                         Industrials - 10.23%
                         Information Technology - 9.87%
                         Materials - 4.27%
                         Utilities - 1.09%
                         Real Estate - 6.12%
                         Fixed Income - 10.86%
                         Convertible Preferred Equity - 0.02%
                         Short-Term Investments - 10.72%
                         Other assets less liabilities - 0.73%

1    Based on net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
------------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND EXPENSES - (UNAUDITED)
--------------------------------------

As a shareholder of a Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2004) and held for the entire period (through April 30, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
      MARATHON VALUE PORTFOLIO             VALUE                    VALUE                  PERIOD* ENDED
                                      NOVEMBER 1, 2004         APRIL 30, 2005             APRIL 30, 2005
  --------------------------------- --------------------- -------------------------- --------------------------
  Actual                                 $1,000.00                $1,026.50                    $6.28

  --------------------------------- --------------------- -------------------------- --------------------------
  Hypothetical                           $1,000.00                $1,018.60                    $6.26
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio for the Fund was 1.25%.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 77.67%                                                                SHARES                       VALUE
                                                                                -------------------         --------------------

AEROSPACE - DEFENSE - 0.42%
Northrop Grumman Corp.                                                                       1,400           $           76,776
                                                                                                            --------------------

AGRICULTURAL CHEMICALS - 0.31%
Terra Industries, Inc. (b)                                                                   8,604                       55,668
                                                                                                            --------------------

AUTOMOBILES, PARTS & EQUIPMENT - 1.50%
Cooper Tire & Rubber Co.                                                                     6,000                      104,700
Toyota Motor Corp. (a)                                                                       2,300                      167,233
                                                                                                            --------------------
                                                                                                                        271,933
                                                                                                            --------------------

BANKING - 3.66%
Mitsubishi Tokyo Financial Group, Inc. (a)                                                  28,000                      242,200
Popular, Inc.                                                                                6,000                      138,840
U.S. Bancorp                                                                                 6,530                      182,187
Wachovia Corp.                                                                               1,971                      100,876
                                                                                                            --------------------
                                                                                                                        664,103
                                                                                                            --------------------

BROADCASTING & CABLE - 0.43%
Emmis Communications                                                                         5,000                       77,150
                                                                                                            --------------------

CONSTRUCTION MATERIALS - 0.88%
Vulcan Materials Co.                                                                         3,000                      159,120
                                                                                                            --------------------

DIVERSIFIED FINANCIAL SERVICES - 2.14%
Amvescap PLC (a)                                                                             9,900                      115,830
Moody's Corp.                                                                                2,700                      221,778
Stifel Financial Corp. (b)                                                                   2,500                       50,725
                                                                                                            --------------------
                                                                                                                        388,333
                                                                                                            --------------------

ELECTRIC UTILITIES - 1.09%
Korea Electric Power Corp. (a)                                                              13,300                      196,840
                                                                                                            --------------------

ELECTRIC COMPONENTS & EQUIPMENT - 3.07%
SECOM Co., Ltd. (a)                                                                          2,800                      224,181
Vishay Intertechnology, Inc. (b)                                                             4,000                       42,760
Zebra Technologies Corp. (b)                                                                 6,075                      290,142
                                                                                                            --------------------
                                                                                                                        557,083
                                                                                                            --------------------

ENERGY - 1.39%
Sasol Ltd. (a)                                                                              10,800                      251,100
                                                                                                            --------------------

FOOD DISTRIBUTORS - 0.37%
Farmer Bros Co.                                                                              3,100                       67,890
                                                                                                            --------------------

GENERAL MERCHANDISE STORES - 1.41%
Costco Wholesale Corp.                                                                       6,300                      255,654
                                                                                                            --------------------

HEALTHCARE DISTRIBUTION & SERVICES - 4.96%
Cardinal Health, Inc.                                                                        6,300                      350,091
IMS Health, Inc.                                                                             6,627                      158,916
Pharmaceutical Product Development, Inc. (b)                                                 8,600                      390,268
                                                                                                            --------------------
                                                                                                                        899,275
                                                                                                            --------------------
HEALTHCARE EQUIPMENT - 3.56%
Becton, Dickinson & Co.                                                                      5,500                      321,860
Dionex Corp. (b)                                                                             4,200                      180,390
Medtronic, Inc.                                                                              2,700                      142,290
                                                                                                            --------------------
                                                                                                                        644,540
                                                                                                            --------------------

HOME FURNISHINGS - 0.29%
La-Z-Boy, Inc.                                                                               4,500                       53,280
                                                                                                            --------------------


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 77.67% - CONTINUED                                                    SHARES                       VALUE
                                                                                -------------------         --------------------

HOUSEHOLD PRODUCTS - 2.79%
Kimberly-Clark Corp.                                                                         5,700           $          355,965
The Gillette Co.                                                                             2,900                      149,756
                                                                                                            --------------------
                                                                                                                        505,721
                                                                                                            --------------------

INDUSTRIAL CONGLOMERATES - 5.23%
3M Co.                                                                                       3,500                      267,645
Eaton Corp.                                                                                  2,800                      164,360
General Electric Co.                                                                         8,500                      307,700
Leggett & Platt, Inc.                                                                        7,700                      207,592
                                                                                                            --------------------
                                                                                                                        947,297
                                                                                                            --------------------

INDUSTRIAL MACHINERY - 2.12%
Illinois Tool Works, Inc.                                                                    2,800                      234,696
Lawson Products, Inc.                                                                        1,900                       73,207
Lincoln Electric Holdings, Inc.                                                              2,500                       76,375
                                                                                                            --------------------
                                                                                                                        384,278
                                                                                                            --------------------

INSURANCE - 1.67%
Aegon N.V. (a)                                                                              20,000                      251,200
Aon Corp.                                                                                    2,500                       52,125
                                                                                                            --------------------
                                                                                                                        303,325
                                                                                                            --------------------

INTEGRATED OIL & GAS - 1.62%
ConocoPhillips                                                                               2,800                      293,580
                                                                                                            --------------------

MARINE & RAIL TRANSPORT - 1.10%
Florida East Coast Industries, Inc.                                                          2,000                       85,200
Kirby Corp. (b)                                                                              2,800                      114,072
                                                                                                            --------------------
                                                                                                                        199,272
                                                                                                            --------------------

OIL & GAS EQUIPMENT & SERVICES - 1.73%
BJ Services Co.                                                                              3,300                      160,875
Noble Corporation                                                                            3,000                      152,700
                                                                                                            --------------------
                                                                                                                        313,575
                                                                                                            --------------------

PACKAGED FOODS - 2.44%
Campbell Soup Co.                                                                           10,000                      297,400
Tootsie Roll Industries                                                                      4,700                      145,136
                                                                                                            --------------------
                                                                                                                        442,536
                                                                                                            --------------------

PAPER/FOREST PRODUCTS - 1.71%
Plum Creek Timber Co., Inc.                                                                  8,970                      309,824
                                                                                                            --------------------

PHARMACEUTICAL - 3.97%
Abbott Laboratories, Inc.                                                                    6,200                      304,792
Arena Pharmaceuticals, Inc. (b)                                                             10,500                       56,490
Bristol-Myers Squibb, Inc.                                                                   3,200                       83,200
Merck & Co., Inc.                                                                            8,100                      274,590
                                                                                                            --------------------
                                                                                                                        719,072
                                                                                                            --------------------
PROPERTY & CASUALTY INSURANCE - 4.96%
Alleghany Corp. (b)                                                                          1,040                      280,800
Berkshire Hathaway, Inc. - Class B (b)                                                         110                      307,781
Millea Holdings, Inc. (a)                                                                    3,100                      211,079
St. Paul Travelers Companies, Inc.                                                           2,800                      100,240
                                                                                                            --------------------
                                                                                                                        899,900
                                                                                                            --------------------


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 77.67% - CONTINUED                                                    SHARES                       VALUE
                                                                                -------------------         --------------------

PUBLISHING, PRINTING & MEDIA - 3.33%
Gannett Co., Inc.                                                                            1,800           $          138,600
Liberty Media Corp. - Class A (b)                                                           21,179                      212,637
Wiley (John) & Sons, Inc. - Class A                                                          7,000                      253,120
                                                                                                            --------------------
                                                                                                                        604,357
                                                                                                            --------------------
REAL ESTATE - 4.41%
Alexander's, Inc. (b)                                                                          700                      160,629
Avatar Holdings, Inc. (b)                                                                    5,400                      262,170
Crescent Real Estate Equities Trust                                                          9,900                      166,320
EastGroup Properties, Inc.                                                                   2,800                      105,000
Reading International, Inc. - Class A (b)                                                   17,100                      106,020
                                                                                                            --------------------
                                                                                                                        800,139
                                                                                                            --------------------

RESTAURANTS - 0.95%
McDonald's Corp.                                                                             5,900                      172,929
                                                                                                            --------------------

SERVICES - DATA PROCESSING - 3.23%
Automatic Data Processing, Inc.                                                              5,000                      217,200
First Data Corp.                                                                             4,500                      171,135
Total System Services, Inc.                                                                  8,000                      196,640
                                                                                                            --------------------
                                                                                                                        584,975
                                                                                                            --------------------

SERVICES - STAFFING - 1.37%
CDI Corp.                                                                                   11,200                      247,632
                                                                                                            --------------------

SOFT DRINKS - 0.79%
Coca-Cola Co.                                                                                3,300                      143,352
                                                                                                            --------------------

SPECIALTY CHEMICALS - 3.08%
PPG Industries, Inc.                                                                         4,100                      276,955
Sensient Technologies                                                                        8,700                      174,087
Valspar Corp.                                                                                2,600                      107,458
                                                                                                            --------------------
                                                                                                                        558,500
                                                                                                            --------------------

SPECIALTY STORES - 2.12%
Office Depot, Inc. (b)                                                                      11,000                      215,380
Tiffany & Co.                                                                                5,600                      168,840
                                                                                                            --------------------
                                                                                                                        384,220
                                                                                                            --------------------

SYSTEMS SOFTWARE & COMPUTER HARDWARE - 2.84%
International Business Machines Corp.                                                        4,600                      351,348
Microsoft Corp.                                                                              4,400                      111,320
Sun Microsystems, Inc. (b)                                                                  14,500                       52,635
                                                                                                            --------------------
                                                                                                                        515,303
                                                                                                            --------------------

WHOLESALE-ELECTRONIC PARTS & EQUIPMENT - 0.73%
Avnet, Inc. (b)                                                                              7,000                      132,230
                                                                                                            --------------------

TOTAL COMMON STOCKS (COST $11,020,287)                                                                               14,080,762
                                                                                                            --------------------


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
CORPORATE BONDS - 6.46%                                                               AMOUNT                       VALUE
                                                                                -------------------         --------------------

2 Franks LLC, 3.300%, 11/01/2022 (c) (d)                                         $         740,000           $          740,000
Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (b) (e)                         125,000                       33,125
Continental Airlines, Inc., 7.420%, 4/1/2007 (f)                                             5,115                        4,486
Countrywide Asset-Backed Certificates, 3.180%, 09/25/2023 (d)                              219,908                      220,081
Dollar General Corp. Notes,  8.625%,  6/15/2010                                            150,000                      167,250
Mississippi Chemical Corp., 7.250%, 11/15/2017 (b) (e)                                     125,000                        5,938
                                                                                                            --------------------

TOTAL CORPORATE BONDS (COST $1,232,564)                                                                               1,170,880
                                                                                                            --------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.41%

Federal Home Loan Mortgage Corporation, 3.000%, 12/07/2009                                 250,000                      249,693
Federal Home Loan Mortgage Corporation, 4.625%, 8/11/2015                                  300,000                      299,736
Federal National Mortgage Association, 3.55%, 3/29/2019                                    250,000                      249,470
                                                                                                            --------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $801,592)                                                                798,899
                                                                                                            --------------------

CONVERTIBLE PREFERRED STOCKS - 0.02%                                                  Shares
                                                                                -------------------

Terra Industries, Inc., 4.250%, 12/31/2049 (b)                                                  38                        3,420
                                                                                                            --------------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,748)                                                                          3,420
                                                                                                            --------------------

SHORT-TERM INVESTMENTS - 10.72%

REPURCHASE AGREEMENTS - 10.70%
Huntington Bank, 2.750%, dated 4/29/2005, matures 05/02/2005, repurchase price
  $1,940,148 (Collateralized by FNMA, 5.040%, 09/01/2034, Market Value $1,948,921)       1,940,000                    1,940,000
                                                                                                            --------------------


MONEY MARKET SECURITIES - 0.02%
Huntington Money Market, 2.03% (e)                                                           3,762                        3,762
                                                                                                            --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,943,762)                                                                        1,943,762
                                                                                                            --------------------

TOTAL INVESTMENTS (COST $15,001,953) - 99.28%                                                                $       17,997,723
                                                                                                            --------------------

OTHER ASSETS LESS LIABILITIES - 0.72%                                                                                   131,551
                                                                                                            --------------------

TOTAL NET ASSETS - 100.00%                                                                                   $       18,129,274
                                                                                                            ====================

(a)  American Depositary Receipt.
(b)  Non-income producing.
(c)  Private Placement. See Note 9 in the Notes to the Financial Statements.
(d) Variable rate securities; the coupon rate shown represents the rate at April 30, 2005.
(e)  In Default, issuer filed Chapter 11 bankruptcy.
(f)  Collateralized mortgage obligation.


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)



ASSETS
Investments in securities
      At cost                                                                    $     15,001,953
                                                                                ------------------
      At value                                                                         17,997,723

Receivable for Fund shares purchased                                                      129,330
Receivable for investments sold                                                            41,178
Interest receivable                                                                        16,804
Dividends receivable                                                                       14,300
                                                                                ------------------
     TOTAL ASSETS                                                                      18,199,335
                                                                                ------------------

LIABILITIES
Payable for investments purchased                                                          52,493
Accrued advisory fees                                                                      17,550
Accrued trustee fees                                                                           18
                                                                                ------------------
     TOTAL LIABILITIES                                                                     70,061
                                                                                ------------------

NET ASSETS                                                                       $     18,129,274
                                                                                ==================

NET ASSETS CONSIST OF:
Paid in capital                                                                        14,776,064
Accumulated undistributed net investment income                                            30,330
Accumulated net realized gain on investments                                              327,110
Net unrealized appreciation on investments                                              2,995,770
                                                                                ------------------

NET ASSETS                                                                       $     18,129,274
                                                                                ==================

Shares outstanding (unlimited number of shares authorized with no par value)            1,358,953
                                                                                ------------------

NET ASSET VALUE
Offering and redemption price per share                                          $          13.34
                                                                                ==================


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)



INVESTMENT INCOME
Dividend income                                                                  $     121,340
Interest income                                                                         52,966
                                                                                ---------------
  TOTAL INVESTMENT INCOME                                                              174,306
                                                                                ---------------

EXPENSES
Investment advisor fee                                                                 110,985
Trustee expenses                                                                         1,846
                                                                                ---------------
  TOTAL EXPENSES                                                                       112,831
Expenses waived by advisor (a)                                                          (1,846)
                                                                                ---------------
Total operating expenses                                                               110,985
                                                                                ---------------
NET INVESTMENT INCOME                                                                   63,321
                                                                                ---------------


REALIZED & Unrealized Gain (Loss)
Net realized gain on investment securities                                             483,269
Change in unrealized appreciation (depreciation)
   on investment securities                                                           (101,771)
                                                                                ---------------
Net realized and unrealized gain (loss) on investment securities                       381,498
                                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $     444,819
                                                                                ===============


(a) See Note 3 in the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2005                 YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                                    (UNAUDITED)               OCTOBER 31, 2004
                                                                       ------------------------   ----------------------
OPERATIONS
  Net investment income                                                 $               63,321      $           119,276
  Net realized gain on investment securities                                           483,269                  166,117
  Change in unrealized appreciation (depreciation)                                    (101,771)               1,643,962
                                                                       ------------------------   ----------------------
  Net increase in net assets resulting from operations                                 444,819                1,929,355
                                                                       ------------------------   ----------------------
DISTRIBUTIONS
  From net investment income                                                          (131,136)                 (98,503)
                                                                       ------------------------   ----------------------
  Change in net assets from distributions                                             (131,136)                 (98,503)
                                                                       ------------------------   ----------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                          1,456,398                1,971,453
  Reinvestment of distributions                                                        130,058                   98,038
  Amount paid for shares repurchased                                                  (589,683)                (526,310)
                                                                       ------------------------   ----------------------
  Net increase in net assets resulting
     from share transactions                                                           996,773                1,543,181
                                                                       ------------------------   ----------------------
TOTAL INCREASE IN NET ASSETS                                                         1,310,456                3,374,033
                                                                       ------------------------   ----------------------

NET ASSETS
  Beginning of period                                                               16,818,818               13,444,785
                                                                       ------------------------   ----------------------

  End of period                                                         $           18,129,274      $        16,818,818
                                                                       ========================   ======================

Accumulated undistributed net investment income                         $               30,330      $            98,145
                                                                       ------------------------   ----------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                          107,494                  155,051
  Shares issued in reinvestment of distributions                                         9,363                    7,977
  Shares repurchased                                                                   (43,216)                 (41,790)
                                                                       ------------------------   ----------------------

  Net increase from capital share transactions                                          73,641                  121,238
                                                                       ========================   ======================


See accompanying notes which are an integral part of the financial statements.

MARATHON VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR ONE SHARE OUTSTANDING DURING EACH PERIOD)

                                                        SIX MONTHS ENDED                  YEARS ENDED OCTOBER 31,
                                                         APRIL 30, 2005      -------------------------------------------------------
                                                          (UNAUDITED)            2004      2003        2002        2001       2000
                                                        ------------------   ----------  ---------   ---------   --------   --------

SELECTED PER SHARE DATA
Net asset value, beginning of period                     $          13.09     $  11.55    $  9.65     $ 10.63     $ 10.38   $9.23
                                                        ------------------   ----------  ---------   ---------   --------   --------
Income from investment operations
  Net investment income                                              0.05         0.09       0.09(a)     0.12(a)    0.16(a)  0.08(a)
  Net realized and unrealized gain (loss)                            0.30         1.53       1.91       (0.98)      0.18     1.07
                                                        ------------------   ----------  ---------   ---------   --------   --------
Total from investment operations                                     0.35         1.62       2.00       (0.86)      0.34     1.15
                                                        ------------------   ----------  ---------   ---------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (0.10)       (0.08)     (0.10)      (0.12)     (0.09)       -
                                                        ------------------   ----------  ---------   ---------   --------   --------
Total distributions                                                 (0.10)       (0.08)     (0.10)      (0.12)     (0.09)       -
                                                        ------------------   ----------  ---------   ---------   --------   --------

Net asset value, end of period                           $          13.34     $  13.09    $ 11.55     $  9.65     $ 10.63   $10.38
                                                        ==================   ==========  =========   =========   ========   ========

TOTAL RETURN (b)                                                    2.65%(c)    14.12%     20.88%      -8.21%       3.24%  12.46%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                          $         18,129     $ 16,819    $13,445     $10,287     $ 7,294  $3,782
Ratio of expenses to average net assets
   before waiver & reimbursement                                    1.27%(e)     1.26%      1.27%       1.28%       1.29%   1.49%
Ratio of expenses to average net assets                             1.25%(e)     1.25%      1.26%       1.28%       1.28%   1.42%(f)
Ratio of net investment income to
   average net assets before waiver & reimbursement                 0.69%(e)     0.78%      0.86%       1.11%       1.45%   0.79%
Ratio of net investment income to
   average net assets                                               0.71%(e)     0.79%      0.87%       1.11%       1.45%   0.85%
Portfolio turnover rate                                            16.09%       28.21%     46.03%      44.44%      60.79% 207.02%



(a) Net investment income (loss) per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)   Not annualized.
(d) Effective March 28, 2000 the Fund retained Spectrum Advisory Services as investment advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(e)   Annualized.
(f) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.


See accompanying notes which are an integral part of the financial statements.

                            MARATHON VALUE PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. Effective March 28, 2000, the Fund's advisor is Spectrum Advisory Services, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                            MARATHON VALUE PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2005, the Advisor earned a fee of $110,985 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2006. For the six months ended April 30, 2005, the Advisor waived expenses, except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses of $1,846.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A
Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2005. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                            MARATHON VALUE PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2005, purchases and sales of investment securities, other than short-term investments were as follows:

                                            AMOUNT
                                        ----------------
PURCHASES
   U.S. Government Obligations          $     250,000
   Other                                    3,267,768

SALES
   U.S. Government Obligations          $           -
   Other                                    2,607,222

As of April 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

                                     Amount
                                 ---------------
          Gross Appreciation      $   3,494,285
          Gross (Depreciation)         (498,515)
                                 ---------------
          Net Appreciation on
          Investments             $   2,995,770
                                 ===============

At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $15,001,953.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 63.07% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $156,159, which is available for offset against future taxable net capital gains. The loss carryforward expires as follows:

        Year of Expiration         Amount
       ---------------------   --------------
              2011              $   156,159

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                            MARATHON VALUE PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

                                     2004            2003
                                 -------------  ---------------
Ordinary income                   $    98,503    $     103,103
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -                -
                                 -------------  ---------------
                                  $    98,503    $     103,103
                                 =============  ===============

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                   $        98,145
Undistributed long-term capital gain/(accumulated losses)              (156,159)
Unrealized appreciation/(depreciation)                                3,097,540

                                                                ----------------
                                                                $     3,039,526
                                                                ================


On December 28, 2004, the Fund paid an income distribution of $0.1009 per share to shareholders of record on December 27, 2004, or $131,136.

NOTE 9. RESTRICTED SECURITIES

The investment of $740,000 in 2 Franks, LLC corporate bonds, the sale of which is restricted, has been valued by the Board at $100 par value after considering certain pertinent factors, including the fact that no quoted market price is readily available for 2 Franks, LLC corporate bonds. It is possible that the estimated value may differ from the amount that might ultimately be realized in the near term, and the difference could be material.

                                OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800)
788-6086 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                           ------------

                          APPROVAL OF ADVISORY CONTRACT

At an in-person meeting held on March 14, 2005, the Board of Trustees, including the Independent Trustees, approved the continuance of the Management Agreement between Spectrum Advisory Services, Inc. and the Trust on behalf of Marathon Value Portfolio. The Trustees reviewed the Advisor's financial statements and Form ADV, which included a description of the nature and extent of the Advisor's services, costs of services provided to the Fund and other clients of the Advisor, personnel information, information about its policies and practices regarding trade allocation, the fact that the Advisor does not use soft dollar arrangements, and insider trading and Code of Ethics. The Trustees also reviewed expense and performance reports prepared by Unified that compared the Fund's performance record, investment advisory fee and total fund expenses to those of other investment companies with similar investment objectives, management styles and assets under management. The Trustees noted that the Fund's year-to-date return exceeded the return of its benchmark. The Trustees also noted that, although the Fund's management fee is slightly higher than the average of its peer group, the Fund's total expense ratio is substantially lower than the average expense ratio of its peer group. The Trustees noted that the extent to which economies of scale would be realized as the Fund grows was not a relevant factor to be considered because of the Advisor's agreement to cap Fund expenses. In approving the Agreement, the Trustees primarily considered: (1) the Advisor contractually agreed to waive its advisory fees and/or reimburse certain expenses in order to maintain Fund expenses at their current level; (2) there were no proposed changes to the Management Agreement; (3) the Fund's continued strong performance; and (4) the Fund's low expense ratio.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway
Suite 750
Atlanta, GA 30338

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn  LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204










This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS. NOT APPLICABLE - disclosed with annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. NOT APPLICABLE- disclosed with annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. NOT APPLICABLE - disclosed with annual report

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. NOT APPLICABLE - applies to listed companies only

ITEM 6. SCHEDULE OF INVESTMENTS. NOT APPLICABLE - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not Applicable - filed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust
            --------------------------------

By
* /s/ Anthony Ghoston
 ------------------------------------------------------------------------
         Anthony Ghoston, President

Date  July 9, 2005
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*   /s/ Anthony Ghoston
 ------------------------------------------------------------------------
         Anthony Ghoston, President

Date   July 9, 2005
    ---------------------------------------------------------------------

By
*   /s/ Freddie Jacobs, Jr.
 ------------------------------------------------------------------------
         Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date   July 9, 2005
    ---------------------------------------------------------------------